              As filed with the Securities and Exchange Commission
                                 on May 1, 1997

                                         Registration NOS. 33-12608 and 811-5059

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.
         Post-Effective Amendment No. 21                                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT                                  /X/
  COMPANY ACT OF 1940

         Amendment No. 24                                                    /X/

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania 19456
                    (Address of principal executive offices)
                                 (800) 433-6884
              (Registrant's telephone number, including area code)

                     Name and address of agent for service:
                     Martin E. Lybecker, Esq.
                     Ropes & Gray
                     One Franklin Square
                     1301 K Street, N.W., Suite 800 East
                     Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

/X/      immediately upon filing pursuant to paragraph (b), or

/ /      on [date] pursuant to paragraph (b)

/ /      60 days after filing pursuant to paragraph (a)(i)

/ /      on [date] pursuant to paragraph (a)(i)

/ /      75 days after filing pursuant to paragraph (a)(ii)

/ /      on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

         Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended July 31, 1996 on September 27, 1996.

                              HighMark Growth Fund
                           HighMark Income Equity Fund
                             HighMark Balanced Fund
                          HighMark Value Momentum Fund
                         HighMark Blue Chip Growth Fund
                          HighMark Emerging Growth Fund
                       HighMark International Equity Fund
                               HighMark Bond Fund
                      HighMark Intermediate-Term Bond Fund
                       HighMark Government Securities Fund
                      HighMark Convertible Securities Fund
               HighMark California Intermediate Tax-Free Bond Fund
                     HighMark Diversified Money Market Fund
                   HighMark U.S. Government Money Market Fund
                  HighMark 100% U.S. Treasury Money Market Fund
                 HighMark California Tax-Free Money Market Fund


         The information required by Items 1 through 9 for the above-referenced investment portfolios of HighMark Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 25, 1997. The information required by items 10 through 23 for the above-referenced investment portfolios of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 25, 1997.

                                 HIGHMARK FUNDS

                              HIGHMARK EQUITY FUNDS

                               INCOME EQUITY FUND
                               VALUE MOMENTUM FUND
                              BLUE CHIP GROWTH FUND
                                   GROWTH FUND
                              EMERGING GROWTH FUND


                                FIDUCIARY SHARES


--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                          FOR THE HIGHMARK EQUITY FUNDS
--------------------------------------------------------------------------------



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         In the section entitled "FINANCIAL HIGHLIGHTS" on page 7 of the prospectus, after the second sentence, the following sentence is inserted:

         Financial highlights for the Income Equity Fund and the Growth Fund for the period from August 1, 1996 through January 31, 1997 are unaudited.

         At the end of the third paragraph, the following information is inserted:

         The third, fourth and fifth tables below set forth certain financial information with respect to the Fiduciary Shares of the Value Momentum Fund, the Blue Chip Growth Fund and the Emerging Growth Fund. Upon reorganizing as funds of HighMark Funds on April 28, 1997, Stepstone Value Momentum Fund became HighMark Value Momentum Fund, Stepstone Blue Chip Growth Fund became HighMark Blue Chip Growth Fund, and Stepstone Emerging Growth Fund became HighMark Emerging Growth Fund. Financial highlights through January 31, 1997 represent the Institutional Class Shares (now Fiduciary Shares) of Stepstone Value Momentum, Stepstone Blue Chip Growth, and Stepstone Emerging Growth Funds, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

                               INCOME EQUITY FUND

[HIGHMARK MUTUAL FUND GROUP LOGO]

                              FINANCIAL HIGHLIGHTS

                                                                                                 YEAR              YEAR
                                FOR THE                                                          ENDED            ENDED
                            SIX MONTHS ENDED          YEAR ENDED             YEAR ENDED         JULY 31,          JULY 31,
                            JANUARY 31, 1997        JULY 31, 1996          JULY 31, 1995        1994(b)            1993
                            ----------------        -------------          -------------       ----------        ---------
                               FIDUCIARY              FIDUCIARY               FIDUCIARY        FIDUCIARY         FIDUCIARY
                            ----------------        -------------          -------------       ----------        ---------
                              (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.....     $  14.27               $  13.00               $  11.92            $  12.13          $  11.42
                              ---------              ---------              ---------           ---------         --------
INVESTMENT ACTIVITIES
 Net investment income...         0.18                   0.42                   0.44                0.39              0.38
 Net realized and
   unrealized gains on
   investments...........         2.21                   1.93                   1.50                0.12              0.71
                              ---------              ---------              ---------           ---------         --------
   Total from Investment
     Activities..........         2.39                   2.35                   1.94                0.51              1.09
                              ---------              ---------              ---------           ---------         --------
DISTRIBUTIONS
 From net investment
   income................        (0.19)                 (0.42)                 (0.44)              (0.39)            (0.38)
 From net realized
   gains.................        (1.08)                 (0.66)                 (0.42)              (0.33)               --
                              ---------              ---------              ---------           ---------         --------
   Total Distributions...        (1.27)                 (1.08)                 (0.86)              (0.72)            (0.38)
                              ---------              ---------              ---------           ---------         --------
NET ASSET VALUE, END OF
 PERIOD..................     $  15.39               $  14.27               $  13.00            $  11.92          $  12.13
                              ==========             ==========             ==========           =========        =========
Total Return (excludes
 sales charges)..........        17.10% (e)             18.25%                 17.26%               4.23%             9.75%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of
   period (000)..........     $302,987               $262,660               $221,325            $213,328          $104,840
 Ratio of expenses to
   average net assets....         1.02% (d)              1.03%                  1.06%               1.06%             1.15%
 Ratio of net investment
   income to average net
   assets................         2.45% (d)              2.95%                  3.59%               3.29%             3.27%
 Ratio of expenses to
   average net assets*...         1.25% (d)              1.27%                  1.30%               1.10%             1.21%
 Ratio of net investment
   income to average net
   assets*...............         2.22% (d)              2.71%                  3.34%               3.24%             3.22%
 Portfolio turnover(f)...        23.08%                 41.51%                 36.64%              33.82%            29.58%
 Average commission rate
   paid(g)...............     $  .0595               $  .0662

---------------

(b) On June 20, 1994, the Income Equity Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(d) Annualized.
(e) Not annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure not required for periods prior to fiscal 1996.
 * During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

                                  GROWTH FUND

[HIGHMARK MUTUAL FUND GROUP LOGO]

                              FINANCIAL HIGHLIGHTS

                                                                                                             NOVEMBER 14,
                                           FOR THE                                                             1993 TO
                                       SIX MONTHS ENDED          YEAR ENDED             YEAR ENDED             JULY 31,
                                       JANUARY 31, 1997        JULY 31, 1996          JULY 31, 1995            1994(a)
                                       ----------------        -------------          -------------          -----------
                                          FIDUCIARY              FIDUCIARY              FIDUCIARY             FIDUCIARY
                                       ----------------        -------------          -------------          ------------
                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD................       $ 12.58                $ 11.87                $  9.76                 $  10.00
                                           -------                -------                -------                  -------
INVESTMENT ACTIVITIES
 Net investment income..............          0.03                   0.12                   0.15                     0.05
 Net realized and unrealized gains
   (losses) on investments..........          2.88                   1.35                   2.26                    (0.24)
                                           -------                -------                -------                  -------
   Total from Investment
     Activities.....................          2.91                   1.47                   2.41                    (0.19)
                                           -------                -------                -------                  -------
DISTRIBUTIONS
 From net investment income.........         (0.03)                 (0.12)                 (0.15)                   (0.05)
 From net realized gains............         (0.99)                 (0.64)                 (0.15)                      --
                                           -------                -------                -------                  -------
   Total Distributions..............         (1.02)                 (0.76)                 (0.30)                   (0.05)
                                           -------                -------                -------                  -------
NET ASSET VALUE, END OF PERIOD......       $ 14.47                $ 12.58                $ 11.87                 $   9.76
                                           =======                =======                =======                  =======
Total Return (excludes sales
 charges)...........................         23.59%(e)              12.72%                 25.23%                   (1.87)%(e)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period
   (000)............................       $59,156                $41,495                $25,096                 $ 15,254
 Ratio of expenses to average net
   assets...........................          0.97%(c)               0.93%                  0.79%                    0.77%(c)
 Ratio of net investment income to
   average net assets...............          0.41%(c)               0.98%                  1.40%                    0.86%(c)
 Ratio of expenses to average net
   assets*..........................          1.57%(c)               1.67%                  1.92%                    2.61%(c)
 Ratio of net investment income
   (loss) to average net assets*....         (0.19)%(c)              0.23%                  0.26%                   (0.98)%(c)
 Portfolio turnover (d).............         41.37%                 78.58%                 67.91%                  123.26%
 Average commission rate paid (f)...       $ .0598                $ .0769

---------------

(a) Period from commencement of operations. On June 20, 1994, the Growth Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Not annualized.

(f) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure not required for periods prior to fiscal 1996.

 * During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year



                        INVESTMENT ACTIVITIES           DISTRIBUTIONS
             NET      ---------------------------    -------------------       NET                    NET
            ASSET                   NET REALIZED                              ASSET                 ASSETS,        RATIO
            VALUE,        NET      AND UNREALIZED        NET                  VALUE,                  END       OF EXPENSES
          BEGINNING   INVESTMENT    GAIN (LOSS)      INVESTMENT  CAPITAL       END        TOTAL    OF PERIOD     TO AVERAGE
          OF PERIOD     INCOME     ON INVESTMENTS      INCOME     GAINS     OF PERIOD     RETURN     (000)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
VALUE MOMENTUM FUND
-------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997      18.05        0.436          4.371          (0.438)   (0.848)      21.57       27.33%    317,482         0.79%
  1996      13.40        0.331          5.063          (0.337)   (0.408)      18.05       40.88%    222,065         0.80%
  1995      14.27        0.318         (0.817)         (0.317)   (0.054)      13.40       (3.48%)   150,138         0.81%
  1994      12.76        0.292          1.538          (0.290)   (0.030)      14.27       14.56%    140,609         0.77%
  1993      11.68        0.310          1.103          (0.311)   (0.022)      12.76       12.33%     92,636         0.68%
  1992 (3)  10.00        0.312          1.694          (0.302)   (0.024)      11.68       20.27%     51,682         0.78%

                                                  RATIO OF
              RATIO                            NET INVESTMENT
           OF EXPENSES         RATIO OF          INCOME TO
           TO AVERAGE       NET INVESTMENT        AVERAGE
           NET ASSETS           INCOME           NET ASSETS        PORTFOLIO     AVERAGE
            EXCLUDING         TO AVERAGE          EXCLUDING         TURNOVER    COMMISSION
           FEE WAIVERS        NET ASSETS         FEE WAIVERS          RATE       RATE (A)
------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997        0.79%              2.26%              2.26%               9%        0.0590
  1996        0.80%              2.07%              2.07%              20%          n/a
  1995        0.81%              2.36%              2.36%               6%          n/a
  1994        0.79%              2.19%              2.17%               5%          n/a
  1993        0.78%              2.59%              2.49%               3%          n/a
  1992 (3)    0.91%              2.88%              2.75%               5%          n/a

(A) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

(3)      Commenced operations on February 1, 1991.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year


                        INVESTMENT ACTIVITIES           DISTRIBUTIONS
             NET      ---------------------------    -------------------       NET                    NET
            ASSET                   NET REALIZED                              ASSET                 ASSETS,        RATIO
            VALUE,        NET      AND UNREALIZED        NET                  VALUE,                  END       OF EXPENSES
          BEGINNING   INVESTMENT    GAIN (LOSS)      INVESTMENT  CAPITAL       END        TOTAL    OF PERIOD     TO AVERAGE
          OF PERIOD     INCOME     ON INVESTMENTS      INCOME     GAINS     OF PERIOD     RETURN     (000)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
---------------------
BLUE CHIP GROWTH FUND
---------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997      12.63        0.160         2.449          (0.162)    (0.574)      14.50       21.11%     80,682         0.84%
  1996       9.53        0.174         3.311          (0.180)    (0.203)      12.63       36.95%     63,410         0.83%
  1995 (9)  10.00        0.167        (0.479)         (0.158)        --        9.53       (3.10%)    39,319         0.85%

                                                  RATIO OF
              RATIO                            NET INVESTMENT
           OF EXPENSES         RATIO OF          INCOME TO
           TO AVERAGE       NET INVESTMENT        AVERAGE
           NET ASSETS           INCOME           NET ASSETS        PORTFOLIO     AVERAGE
            EXCLUDING         TO AVERAGE          EXCLUDING         TURNOVER    COMMISSION
           FEE WAIVERS        NET ASSETS         FEE WAIVERS          RATE       RATE (A)
------------------------------------------------------------------------------------------
---------------------
BLUE CHIP GROWTH FUND
---------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997       0.84%              1.21%               1.21%              80%        0.0598
  1996       0.83%              1.54%               1.54%              69%          n/a
  1995 (9)   0.85%              1.84%               1.84%              89%          n/a

--------------------
EMERGING GROWTH FUND
--------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997      11.94        0.008         2.556          (0.009)    (0.991)      13.50       21.79%     57,156         1.04%
  1996       9.42        0.026         2.807          (0.033)    (0.277)      11.94       30.24%     41,770         1.05%
  1995 (9)  10.00        0.086        (0.535)         (0.080)    (0.051)       9.42       (4.48%)    23,928         1.05%

--------------------
EMERGING GROWTH FUND
--------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997       1.04%              0.06%               0.06%             134%        0.0583
  1996       1.05%              0.22%               0.22%             131%          n/a
  1995 (9)   1.05%              1.01%               1.01%             123%          n/a

Amounts designated as "--" are either $0 or have been rounded to $0.

(A) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

(9)      Commenced operations on February 1, 1994.


         The following information replaces the third paragraph under "GENERAL INFORMATION -- Description of HighMark & Its Shares" on page 28 of the prospectus:

         HighMark believes that as of April 21, 1997, Union Bank of California (475 Sansome Street, Post Office Box 45000, San Francisco, CA 94104) was the Shareholder of record of 85.36% of the Fiduciary Shares of the Growth Fund and 74.09% of the Fiduciary Shares of the Income Equity Fund. As of April 21, 1997, the Value Momentum, Emerging Growth and Blue Chip Growth Funds had not yet commenced operations in HighMark.

                                 HIGHMARK FUNDS

                              HIGHMARK EQUITY FUNDS

                               INCOME EQUITY FUND
                               VALUE MOMENTUM FUND
                                   GROWTH FUND
                              EMERGING GROWTH FUND


                                  RETAIL SHARES


--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                          FOR THE HIGHMARK EQUITY FUNDS
--------------------------------------------------------------------------------



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         In the section entitled "FINANCIAL HIGHLIGHTS" on page 7 of the prospectus, after the second sentence, the following sentence is inserted:

         Financial highlights for the Income Equity Fund and the Growth Fund for the period from August 1, 1996 through January 31, 1997 are unaudited.

         At the end of the third paragraph, the following information is inserted:

         The third and fourth tables below set forth certain financial information with respect to the Retail Shares of the Value Momentum Fund and the Emerging Growth Fund. Upon reorganizing as funds of HighMark Funds on April 28, 1997, Stepstone Value Momentum Fund became HighMark Value Momentum Fund and Stepstone Emerging Growth Fund became HighMark Emerging Growth Fund. Financial highlights through January 31, 1997 represent the Investment Class Shares (now Retail Shares) of Stepstone Value Momentum and Stepstone Emerging Growth Funds, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

         The following sentence is added after the second paragraph on the section entitled "How to Purchase Shares."

         Investors may be charged a fee if they effect transactions in fund shares through a broker or agent.

         In the section entitled "How to Purchase Shares - Sales Charge Waivers," Item 10 is revised as follows:

         (10) Investors purchasing Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh) sponsored by Union Bank of California or any other parties;

                               INCOME EQUITY FUND

[HIGHMARK LOGO]

                              FINANCIAL HIGHLIGHTS



                                                                                                 JUNE 20,
                                FOR THE                                                          1994 TO
                            SIX MONTHS ENDED        YEAR ENDED           YEAR ENDED              JULY 31,
                            JANUARY 31, 1997      JULY 31, 1996         JULY 31, 1995           1994(a)(b)
                          --------------------   ----------------       --------------          ----------
                             INVESTOR               INVESTOR               INVESTOR              INVESTOR
                             --------               --------               --------             ----------
                             (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $ 14.29                $ 13.03                $ 11.92                  $11.85
                             --------               --------               --------                  -----
INVESTMENT ACTIVITIES
 Net investment income...       0.18                   0.42                   0.42                    0.04
 Net realized and
   unrealized gains on
   investments...........       2.22                   1.92                   1.55                    0.08
                             --------               --------               --------                  -----
   Total from Investment
     Activities..........       2.40                   2.34                   1.97                    0.12
                             --------               --------               --------                  -----
DISTRIBUTIONS
 From net investment
   income................      (0.19)                 (0.42)                 (0.44)                  (0.05)
 From net realized
   gains.................      (1.08)                 (0.66)                 (0.42)                     --
                             --------               --------               --------                  -----
   Total Distributions...      (1.27)                 (1.08)                 (0.86)                  (0.05)
                             --------               --------               --------                  -----
NET ASSET VALUE, END OF
 PERIOD..................    $ 15.42                $ 14.29                $ 13.03                  $11.92
                             =========              =========              =========              ===========
Total Return (excludes
 sales charges)..........      17.06% (e)             18.21%                 17.52%                   4.23%(c)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of
   period (000)..........    $11,750                $10,143                $ 3,881                  $   24
 Ratio of expenses to
   average net assets....       1.02% (d)              1.03%                  1.06%                   1.10%(d)
 Ratio of net investment
   income to average net
   assets................       2.45% (d)              2.89%                  3.06%                   0.93%(d)
 Ratio of expenses to
   average net assets*...       1.50% (d)              1.51%                  1.55%                   1.33%(d)
 Ratio of net investment
   income to average net
   assets*...............       1.97% (d)              2.41%                  2.57%                   0.71%(d)
 Portfolio turnover(f)...      23.08%                 41.51%                 36.64%                  33.82%
 Average commission rate
   paid(g)...............    $ .0595                $ .0662


---------------

(a) Period from commencement of operations.
(b) On June 20, 1994, the Income Equity Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.
(c) Represents total return for the Fiduciary Shares for the period from August 1, 1993 to June 19, 1994, plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.
(d) Annualized.
(e) Not annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure not required for periods prior to fiscal 1996.
 * During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

                             VALUE MOMENTUM FUND

                             FINANCIAL HIGHLIGHTS

INVESTMENT CLASS (*)
FOR THE YEARS ENDED JANUARY 31,:
                           Investment Activities             Distributions
        Net             ------------------------------  -----------------------         Net
        Asset                           Net Realized                                    Asset
        Value,          Net             and Unrealized  Net                             Value,
        Beginning       Investment      Gain (Loss)     Investment      Capital         End             Total
        of Period       Income          on Investments  Income          Gains           of Period       Return
1997    18.05           0.389           4.368           (0.393)         (0.848)         21.57           27.04%
1996    13.40           0.320           5.060           (0.323)         (0.408)         18.05           40.77%
1995    14.27           0.321          (0.820)          (0.317)         (0.054)         13.40           (3.48%)
1994    12.75           0.297           1.543           (0.290)         (0.030)         14.27           14.65%
1993(8) 11.52           0.246           1.257           (0.251)         (0.022)         12.75           15.97%*



                                                                        Ratio of
                                        Ratio                           Net Investments
        Net                             of Expenses     Ratio of        Income to
        Assets,         Ratio           to Average      Net Investment  Average
        End             of Expenses     Net Assets      Income          Net Assets      Portfolio       Average
        of Period       to Average      Excluding       to Average      Excluding       Turnover        Commission
        (000)           Net Assets      Fee Waivers     Net Assets      Fee Waivers     Rate            Rate(A)
1997    15,963          1.04%           1.19%           2.01%           1.86%            9%             0.0590
1996    11,801          0.89%           1.20%           2.00%           1.69%           20%             n/a
1995     9,777          0.81%           1.21%           2.37%           1.97%            6%             n/a
1994     9,346          0.77%           1.20%           2.12%           1.69%            5%             n/a
1993(8)  3,162          0.65%           1.15%           2.53%           2.03%            3%             n/a


*       Annualized.
(8)     Commenced operations on April 2, 1992.

                                  GROWTH FUND

[HIGHMARK LOGO]

                              FINANCIAL HIGHLIGHTS


                                                                                                          JUNE 20,
                                           FOR THE                                                        1994 TO
                                       SIX MONTHS ENDED          YEAR ENDED             YEAR ENDED        JULY 31,
                                       JANUARY 31, 1997        JULY 31, 1996          JULY 31, 1995       1994(a)
                                     --------------------   --------------------   --------------------   --------
                                          INVESTOR               INVESTOR               INVESTOR           INVESTOR
                                          --------               --------               --------           --------
                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD................     $12.60                 $11.87                 $ 9.77                 $ 9.74
                                         ------                 ------                 ------                 ------
INVESTMENT ACTIVITIES
 Net investment income..............       0.03                   0.11                   0.15                     --
 Net realized and unrealized gains
   (losses) on investments..........       2.88                   1.38                   2.25                   0.04
                                         ------                 ------                 ------                 ------
   Total from Investment
     Activities.....................       2.91                   1.49                   2.40                   0.04
                                         ------                 ------                 ------                 ------
DISTRIBUTIONS
 From net investment income.........      (0.03)                 (0.12)                 (0.15)                 (0.01)
 From net realized gains............      (0.99)                 (0.64)                 (0.15)                    --
                                         ------                 ------                 ------                 ------
   Total Distributions..............      (1.02)                 (0.76)                 (0.30)                 (0.01)
                                         ------                 ------                 ------                 ------
NET ASSET VALUE, END OF PERIOD......     $14.49                 $12.60                 $11.87                 $ 9.77
                                         ======                 ======                 ======                 ======
Total Return (excludes sales
 charges)...........................      23.47%(e)              12.88%                 25.10%                 (1.77)%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period
   (000)............................     $3,617                 $2,843                 $1,218                 $   --
 Ratio of expenses to average net
   assets...........................       0.97%(c)               0.93%                  0.84%                    --
 Ratio of net investment income to
   average net assets...............       0.41%(c)               0.96%                  1.17%                    --
 Ratio of expenses to average net
   assets*..........................       1.80%(c)               1.91%                  2.11%                    --
 Ratio of net investment income
   (loss) to average net assets*....      (0.42)%(c)             (0.02)%                (0.10)%                   --
 Portfolio turnover (d).............      41.37%                 78.58%                 67.91%                123.26%
 Average commission rate paid (f)...     $.0598                 $.0769

---------------

(a) Period from commencement of operations. On June 20, 1994, the Growth Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.

(b) Represents total return for the Fiduciary Shares from commencement of operations to June 19, 1994, plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Not annualized.

(f) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure not required for periods prior to fiscal 1996.

 * During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year



                        INVESTMENT ACTIVITIES           DISTRIBUTIONS
             NET      ---------------------------    -------------------       NET                    NET
            ASSET                   NET REALIZED                              ASSET                 ASSETS,        RATIO
            VALUE,        NET      AND UNREALIZED        NET                  VALUE,                  END       OF EXPENSES
          BEGINNING   INVESTMENT    GAIN (LOSS)      INVESTMENT  CAPITAL       END        TOTAL    OF PERIOD     TO AVERAGE
          OF PERIOD     INCOME     ON INVESTMENTS      INCOME     GAINS     OF PERIOD     RETURN     (000)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
  FOR THE YEARS ENDED JANUARY 31,:
  1997      18.05        0.389          4.368          (0.393)   (0.848)      21.57       27.04%     15,963         1.04%
  1996      13.40        0.320          5.060          (0.323)   (0.408)      18.05       40.77%     11,801         0.89%
  1995      14.27        0.321         (0.820)         (0.317)   (0.054)      13.40       (3.48%)     9,777         0.81%
  1994      12.75        0.297          1.543          (0.290)   (0.030)      14.27       14.65%      9,346         0.77%
  1993 (8)  11.52        0.246          1.257          (0.251)   (0.022)      12.75       15.97%*     3,162         0.65%*

                                                  RATIO OF
              RATIO                            NET INVESTMENT
           OF EXPENSES         RATIO OF          INCOME TO
           TO AVERAGE       NET INVESTMENT        AVERAGE
           NET ASSETS           INCOME           NET ASSETS        PORTFOLIO     AVERAGE
            EXCLUDING         TO AVERAGE          EXCLUDING         TURNOVER    COMMISSION
           FEE WAIVERS        NET ASSETS         FEE WAIVERS          RATE       RATE (a)
------------------------------------------------------------------------------------------
  FOR THE YEARS ENDED JANUARY 31,:
  1997        1.19%              2.01%              1.86%               9%        0.0590
  1996        1.20%              2.00%              1.69%              20%          n/a
  1995        1.21%              2.37%              1.97%               6%          n/a
  1994        1.20%              2.12%              1.69%               5%          n/a
  1993 (8)    1.15%*             2.53%*             2.03%*              3%          n/a


(a) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

 *  Annualized.


(8)      Commenced operations on April 2, 1992.

In the Section entitled "How To Purchase Shares" under the sub-heading Sales Charges, the following table replaces a similar table on page 21.

                                                Sales Charge as
                        Sales Charge as a       Appropriate             Commission as
                        Percentage of           Percentage of Net       Percentage of
Amount of Purchase      Offering Price          Amount Invested         Offering Price
------------------      --------------          -----------------       --------------
         0- $49,999     4.50%                   4.71%                   4.05%
   $50,000- $99,999     4.00%                   4.17%                   3.60%
  $100,000-$249,999     3.50%                   3.63%                   3.15%
  $250,000-$499,999     2.50%                   2.56%                   2.25%
  $500,000-$999,999     1.50%                   1.52%                   1.35%
$1,000,000 and over     0.00%*                  0.00%                   0.00%

------------------
* A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

         The following information replaces the third paragraph under "GENERAL INFORMATION -- Description of HighMark & Its Shares" on page 35 of the prospectus:


         HighMark believes that as of [April 21, 1997], there was no person who owned of record or beneficially more than 25% of the Retail Shares of the Growth Fund or the Income Equity Fund. As of [April 21, 1997], the Value Momentum and Emerging Growth Funds had not yet commenced operations in HighMark.

                                 HIGHMARK FUNDS

                           HIGHMARK MONEY MARKET FUNDS

                          DIVERSIFIED MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                      100% U.S. TREASURY MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND


                                FIDUCIARY SHARES


--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                       FOR THE HIGHMARK MONEY MARKET FUNDS
--------------------------------------------------------------------------------



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         The following replaces the information under "FINANCIAL HIGHLIGHTS" on page 7 of the prospectus:

         The first two tables below set forth certain financial information with respect to the Fiduciary Shares of the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund. Financial highlights for the Funds for the period ended July 31, 1996 have been derived from financial statements audited by Deloitte & Touche LLP, independent auditors for HighMark, whose report thereon is included in the Statement of Additional Information. Financial highlights for the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund for the period from August 1, 1996 through January 31, 1997 are unaudited. Prior to fiscal year ended July 31, 1996, Coopers & Lybrand L.L.P. served as independent accountants for HighMark.

         The third and fourth tables below set forth certain financial information with respect to the Fiduciary Shares of the Diversified Money Market Fund and the California Tax-Free Money Market Fund. Upon reorganizing as funds of HighMark Funds on April 28, 1997, Stepstone Money Market Fund became HighMark Diversified Money Market Fund and Stepstone California Tax-Free Money Market Fund became HighMark California Tax-Free Money Market Fund. Financial highlights through January 31, 1997 represent the Institutional Class Shares (now Fiduciary Shares) of Stepstone Money Market and Stepstone California Tax-Free Money Market Funds, and have been derived from financial statements audited by

Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

                       U.S. GOVERNMENT MONEY MARKET FUND

[HIGHMARK LOGO]

                              FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED JULY 31,
                             FOR THE               ------------------------------------------------------------------------------
                        SIX MONTHS ENDED
                        JANUARY 31, 1997             1996                   1995                   1994                   1993
                            ----------             ---------              ---------              ---------              ---------
                            FIDUCIARY              FIDUCIARY              FIDUCIARY              FIDUCIARY              FIDUCIARY
                            ---------              ---------              ---------              ---------              ---------
                           (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.........            $   1.00               $   1.00               $   1.00               $   1.00               $   1.00
                            --------               --------               --------               --------               --------
INVESTMENT
 ACTIVITIES
 Net investment
   income.......              0.0229                  0.048                  0.048                  0.027                  0.027
                            --------               --------               --------               --------               --------
DISTRIBUTIONS
 From net
   investment
   income.......             (0.0229)                (0.048)                (0.048)                (0.027)                (0.027)
                            --------               --------               --------               --------               --------
NET ASSET VALUE,
 END OF
 PERIOD.........            $   1.00               $   1.00               $   1.00               $   1.00               $   1.00
                            ========               ========               ========               ========               ========
Total Return....                2.32%(b)               4.88%                  4.87%                  2.74%                  2.72%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of period
   (000)........            $187,459               $151,483               $159,747               $162,094               $166,182
 Ratio of
   expenses to
   average net
   assets.......                0.77%(a)               0.77%                  0.78%                  0.78%                  0.71%
 Ratio of net
   investment
   income to
   average net
   assets.......                4.56%(a)               4.76%                  4.76%                  2.70%                  2.67%
 Ratio of
   expenses to
   average net
   assets*......                1.01%(a)               1.00%                  1.02%                  0.94%                  0.74%
 Ratio of net
   investment
   income to
   average net
   assets*......                4.32%(a)               4.53%                  4.52%                  2.54%                  2.65%

---------------

*During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Not annualized.

                      100% U.S. TREASURY MONEY MARKET FUND


                              FINANCIAL HIGHLIGHTS

                                                                                YEAR ENDED JULY 31,
                             FOR THE               ------------------------------------------------------------------------------
                         SIX MONTHS ENDED
                         JANUARY 31, 1997             1996                   1995                   1994                   1993
                            ---------              ---------              ---------              ---------              ---------
                            FIDUCIARY              FIDUCIARY              FIDUCIARY              FIDUCIARY              FIDUCIARY
                            ---------              ---------              ---------              ---------              ---------
                           (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.........            $   1.00               $   1.00               $   1.00               $   1.00               $   1.00
                            --------               --------               --------               --------               --------
INVESTMENT
 ACTIVITIES
 Net investment
   income.......              0.0223                  0.046                  0.046                  0.026                  0.026
                            --------               --------               --------               --------               --------
DISTRIBUTIONS
 From net
   investment
   income.......             (0.0223)                (0.046)                (0.046)                (0.026)                (0.026)
                            --------               --------               --------               --------               --------
NET ASSET VALUE,
 END OF
 PERIOD.........            $   1.00               $   1.00               $   1.00               $   1.00               $   1.00
                            ========               ========               ========               ========               ========
Total Return....                2.26%(b)               4.74%                  4.69%                  2.68%                  2.64%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of period
   (000)........            $182,003               $173,340               $190,604               $160,721               $191,946
 Ratio of
   expenses to
   average net
   assets.......                0.75%(a)               0.74%                  0.73%                  0.74%                  0.67%
 Ratio of net
   investment
   income to
   average net
   assets.......                4.43%(a)               4.64%                  4.60%                  2.63%                  2.60%
 Ratio of
   expenses to
   average net
   assets*......                0.98%(a)               0.97%                  0.97%                  0.90%                  0.72%
 Ratio of net
   investment
   income to
   average net
   assets*......                4.20%(a)               4.41%                  4.36%                  2.48%                  2.55%

---------------

*During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Not annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year


                              INVESTMENT ACTIVITIES             DISTRIBUTIONS
                NET         --------------------------      ----------------------                        NET
               ASSET                     NET REALIZED                                                    ASSET
               VALUE,          NET      AND UNREALIZED          NET                   CONTRIBUTION       VALUE,
             BEGINNING      INVESTMENT    GAIN (LOSS)       INVESTMENT     CAPITAL         OF             END      TOTAL
             OF PERIOD        INCOME    ON INVESTMENTS        INCOME        GAINS       CAPITAL        OF PERIOD   RETURN
-------------------------------------------------------------------------------------------------------------------------
------------------
MONEY MARKET FUND
------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997         1.00           0.049           --              (0.049)         --           --             1.00     5.03%
  1996         1.00           0.054           --              (0.054)         --           --             1.00     5.57%
  1995         1.00           0.039        (0.001)            (0.039)         --         0.001            1.00     3.99%
  1994         1.00           0.029           --              (0.029)         --           --             1.00     2.99%
  1993         1.00           0.035           --              (0.035)         --           --             1.00     3.61%
  1992 (3)     1.00           0.057           --              (0.057)         --           --             1.00     5.86%

                                                                         RATIO OF
                                             RATIO                     NET INVESTMENT
              NET                        OF EXPENSES      RATIO OF       INCOME TO
            ASSETS,        RATIO         TO  AVERAGE   NET INVESTMENT     AVERAGE
              END       OF EXPENSES       NET ASSETS       INCOME        NET ASSETS
           OF PERIOD    TO AVERAGE         EXCLUDING     TO AVERAGE       EXCLUDING
             (000)      NET ASSETS       FEE WAIVERS     NET ASSETS      FEE WAIVERS
-------------------------------------------------------------------------------------
------------------
MONEY MARKET FUND
------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997       523,571       0.49%            0.49%           4.93%            4.93%
  1996       503,080       0.50%            0.50%           5.43%            5.43%
  1995       536,754       0.50%            0.50%           3.93%            3.93%
  1994       498,795       0.49%            0.49%           2.93%            2.93%
  1993       521,664       0.46%            0.46%           3.47%            3.47%
  1992 (3)   240,341       0.48%            0.51%           5.68%            5.65%

Amounts designated as "--" are either $0 or have been rounded to $0.
(3) Commenced operations on February 1, 1991

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year


                              INVESTMENT ACTIVITIES             DISTRIBUTIONS
                NET         --------------------------      ----------------------          NET                    NET
               ASSET                     NET REALIZED                                      ASSET                 ASSETS,
               VALUE,          NET      AND UNREALIZED          NET                        VALUE,                  END
             BEGINNING      INVESTMENT    GAIN (LOSS)       INVESTMENT     CAPITAL          END      TOTAL      OF PERIOD
             OF PERIOD        INCOME    ON INVESTMENTS        INCOME        GAINS        OF PERIOD   RETURN       (000)
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997          1.00          0.031           --              (0.031)         --            1.00      3.12%       36,207
  1996          1.00          0.034           --              (0.034)         --            1.00      3.48%       42,923
  1995          1.00          0.026           --              (0.026)         --            1.00      2.67%       52,050
  1994          1.00          0.021           --              (0.021)         --            1.00      2.13%       52,982
  1993          1.00          0.025           --              (0.025)         --            1.00      2.61%       45,521
  1992 (5)      1.00          0.025           --              (0.025)         --            1.00      3.75%*      30,567

                                                               RATIO OF
                                  RATIO                      NET INVESTMENT
                               OF EXPENSES      RATIO OF       INCOME TO
                RATIO           TO AVERAGE   NET INVESTMENT     AVERAGE
              OF EXPENSES       NET ASSETS       INCOME        NET ASSETS       PORTFOLIO
              TO AVERAGE         EXCLUDING     TO AVERAGE       EXCLUDING       TURNOVER
              NET ASSETS        FEE WAIVERS    NET ASSETS      FEE WAIVERS        RATE
-----------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997           0.27%             0.49%          3.08%            2.86%           --
  1996           0.28%             0.49%          3.43%            3.22%           --
  1995           0.29%             0.50%          2.66%            2.45%           --
  1994           0.30%             0.54%          2.09%            1.85%           --
  1993           0.30%             0.54%          2.53%            2.29%           --
  1992 (5)       0.30%*            0.57%*         3.82%*           3.55%*          --

Amounts designated as "--" are either $0 or have been rounded to $0.
* Annualized.
(5) Commenced operations on June 10, 1991

         The following information replaces the third paragraph under "GENERAL INFORMATION -- Description of HighMark & Its Shares" on page 35 of the prospectus:

HighMark believes that as of April 21, 1997 Union Bank of California (475 Sansome Street, Post Office Box 45000, San Francisco, CA 94104) was the shareholder of record of 98.84% of the Fiduciary Shares of the Diversified Money Market Fund, 97.10% of the Fiduciary Shares of the U.S. Government Money Market Fund, 99.23% of the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund, and substantially all of the Fiduciary Shares of the California Tax-Free Money Market Fund.

                                 HIGHMARK FUNDS

                           HIGHMARK MONEY MARKET FUNDS

                          DIVERSIFIED MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                      100% U.S. TREASURY MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND


                                  RETAIL SHARES



--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                      FOR THE HIGHMARK MONEY MARKET FUNDS
--------------------------------------------------------------------------------



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         The following replaces the information under "FINANCIAL HIGHLIGHTS" on page 7 of the prospectus:

         The first two tables below set forth certain financial information with respect to the Retail Shares of the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund. Financial highlights for the Funds for the period ended July 31, 1996 have been derived from financial statements audited by Deloitte & Touche LLP, independent auditors for HighMark, whose report thereon is included in the Statement of Additional Information. Financial highlights for the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund for the period from August 1, 1996 through January 31, 1997 are unaudited. Prior to fiscal year ended July 31, 1996, Coopers & Lybrand L.L.P. served as independent accountants for HighMark.

         The third and fourth tables below set forth certain financial information with respect to the Retail Shares of the Diversified Money Market Fund and the California Tax-Free Money Market Fund. Upon reorganizing as funds of HighMark Funds on April 28, 1997, Stepstone Money Market Fund became HighMark Diversified Money Market Fund and Stepstone California Tax-Free Money Market Fund became HighMark California Tax-Free Money Market Fund. Financial highlights through January 31, 1997 represent the Investment Class Shares (now Retail Shares) of Stepstone Money Market and Stepstone California Tax-Free Money Market Funds, and have been derived from financial statements audited by Arthur

Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.


                       U.S. GOVERNMENT MONEY MARKET FUND
[HIGHMARK LOGO]
                              FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED JULY 31,
                       FOR THE               ------------------------------------------------------------------------------
                   SIX MONTHS ENDED
                   JANUARY 31, 1997             1996                   1995                   1994                   1993
                 --------------------         --------               --------               --------               --------
                       INVESTOR               INVESTOR               INVESTOR               INVESTOR               INVESTOR
                 --------------------         --------               --------               --------               --------
                      (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF
 PERIOD.........       $   1.00               $   1.00               $   1.00               $   1.00               $   1.00
                        -------                -------                -------                -------                -------
INVESTMENT
 ACTIVITIES
 Net investment
   income.......         0.0229                  0.048                  0.048                  0.027                  0.027
                        -------                -------                -------                -------                -------
DISTRIBUTIONS
 From net
   investment
   income.......        (0.0229)                (0.048)                (0.048)                (0.027)                (0.027)
                        -------                -------                -------                -------                -------
NET ASSET VALUE,
 END OF
 PERIOD.........       $   1.00               $   1.00               $   1.00               $   1.00               $   1.00
                        =======                =======                =======                =======                =======
Total Return....           2.31%(b)               4.86%                  4.86%                  2.74%                  2.72%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of period
   (000)........       $ 38,486               $ 75,714               $ 48,474               $ 24,055               $ 37,332
 Ratio of
   expenses to
   average net
   assets.......           0.79%(a)               0.79%               0.78%                  0.77%                  0.71%
 Ratio of net
   investment
   income to
   average net
   assets.......           4.55%(a)               4.77%               4.82%                  2.63%                  2.67%
 Ratio of
   expenses to
   average net
   assets*......           1.26%(a)               1.26%               1.27%                  1.17%                  0.79%
 Ratio of net
   investment
   income to
   average net
   assets*......           4.08%(a)               4.30%               4.33%                  2.23%                  2.59%

---------------

*During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Not annualized.

                      100% U.S. TREASURY MONEY MARKET FUND

[HIGHMARK LOGO]

                              FINANCIAL HIGHLIGHTS

                                                                           YEAR ENDED JULY 31,
                       FOR THE                ------------------------------------------------------------------------------
                   SIX MONTHS ENDED
                   JANUARY 31, 1997             1996                   1995                   1994                   1993
                 --------------------         --------                --------               --------              ---------
                       INVESTOR               INVESTOR                INVESTOR               INVESTOR               INVESTOR
                 --------------------         --------                --------               --------               --------
                       (UNAUDITED)

NET ASSET VALUE,
 BEGINNING OF
 PERIOD.........       $   1.00               $   1.00               $   1.00               $   1.00               $   1.00
                       --------               --------               --------               --------               --------
INVESTMENT
 ACTIVITIES
 Net investment
   income.......         0.0223                  0.046                  0.046                  0.026                  0.026
                       --------               --------               --------               --------               --------
DISTRIBUTIONS
 From net
   investment
   income.......        (0.0223)                (0.046)                (0.046)                (0.026)                (0.026)
                       --------               --------               --------               --------               --------
NET ASSET VALUE,
 END OF
 PERIOD.........       $   1.00               $   1.00                   1.00               $   1.00               $   1.00
                       ========               ========               ========               ========               ========
Total Return....           2.26%(b)              4.74%                  4.69%                  2.68%                  2.64%
RATIOS/SUPPLEMENTARY
 DATA:
 Net Assets at
   end of period
   (000)........       $ 89,129               $100,623               $ 88,660               $ 39,157               $ 32,629
 Ratio of
   expenses to
   average net
   assets.......           0.75%(a)               0.74%                  0.73%                  0.74%                  0.67%
 Ratio of net
   investment
   income to
   average net
   assets.......           4.43%(a)               4.64%                  4.68%                  2.68%                  2.60%
 Ratio of
   expenses to
   average net
   assets*......           1.23%(a)               1.23%                  1.22%                  1.15%                  0.75%
 Ratio of net
   investment
   income to
   average net
   assets*......           3.95%(a)               4.15%                  4.19%                  2.27%                  2.52%

---------------

*During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Not annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year


                              INVESTMENT ACTIVITIES             DISTRIBUTIONS
                NET         --------------------------      ----------------------                        NET
               ASSET                     NET REALIZED                                                    ASSET
               VALUE,          NET      AND UNREALIZED          NET                   CONTRIBUTION       VALUE,
             BEGINNING      INVESTMENT    GAIN (LOSS)       INVESTMENT     CAPITAL         OF             END      TOTAL
             OF PERIOD        INCOME    ON INVESTMENTS        INCOME        GAINS       CAPITAL        OF PERIOD   RETURN
-------------------------------------------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
INVESTMENT CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997         1.00           0.047           --              (0.047)         --           --             1.00     4.78%
  1996         1.00           0.052           --              (0.052)         --           --             1.00     5.31%
  1995         1.00           0.037           --              (0.037)         --           --             1.00     3.78%
  1994         1.00           0.027           --              (0.027)         --           --             1.00     2.77%
  1993         1.00           0.033           --              (0.033)         --           --             1.00     3.36%
  1992 (4)     1.00           0.036           --              (0.036)         --           --             1.00     4.74%*

                                                                         RATIO OF
                                             RATIO                     NET INVESTMENT
              NET                        OF EXPENSES      RATIO OF       INCOME TO
            ASSETS,        RATIO         TO  AVERAGE    NET INVESTMENT     AVERAGE
              END       OF EXPENSES       NET ASSETS       INCOME        NET ASSETS
           OF PERIOD    TO AVERAGE         EXCLUDING     TO AVERAGE       EXCLUDING
             (000)      NET ASSETS       FEE WAIVERS     NET ASSETS      FEE WAIVERS
-------------------------------------------------------------------------------------
-----------------
MONEY MARKET FUND
-----------------
  INVESTMENT CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997       576,566       0.73%            0.88%           4.69%            4.54%
  1996       259,608       0.75%            0.90%           5.16%            5.01%
  1995       111,267       0.70%            0.90%           3.79%            3.59%
  1994        86,291       0.70%            0.89%           2.71%            2.52%
  1993        79,253       0.69%            0.86%           3.41%            3.24%
  1992 (4)   144,086       0.67%*           0.70%*          4.95%*           4.92%*

Amounts designated as " -- " are either $0 or have been rounded to $0.
*   Annualized.
(4) Commenced operations on May 28, 1991.


                              INVESTMENT ACTIVITIES             DISTRIBUTIONS
                NET         --------------------------      ----------------------          NET                    NET
               ASSET                     NET REALIZED                                      ASSET                 ASSETS,
               VALUE,          NET      AND UNREALIZED          NET                        VALUE,                  END
             BEGINNING      INVESTMENT    GAIN (LOSS)       INVESTMENT     CAPITAL          END      TOTAL      OF PERIOD
             OF PERIOD        INCOME    ON INVESTMENTS        INCOME        GAINS        OF PERIOD   RETURN       (000)
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  INVESTMENT CLASS(**)
  FOR THE YEARS ENDED JANUARY 31,:
  1997          1.00          0.027           --              (0.027)         --            1.00      2.78%      150,688
  1996          1.00          0.031           --              (0.031)         --            1.00      3.14%       81,177
  1995          1.00          0.023           --              (0.023)         --            1.00      2.33%       49,494
  1994          1.00          0.018           --              (0.018)         --            1.00      1.80%       52,220
  1993          1.00          0.022           --              (0.022)         --            1.00      2.27%        8,542
  1992 (6)      1.00          0.021           --              (0.021)         --            1.00      3.24%*       8,246

                                                               RATIO OF
                                  RATIO                      NET INVESTMENT
                               OF EXPENSES      RATIO OF       INCOME TO
                RATIO           TO AVERAGE   NET INVESTMENT     AVERAGE
              OF EXPENSES       NET ASSETS       INCOME        NET ASSETS
              TO AVERAGE         EXCLUDING     TO AVERAGE       EXCLUDING
              NET ASSETS        FEE WAIVERS    NET ASSETS      FEE WAIVERS
-----------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  INVESTMENT CLASS(**)
  FOR THE YEARS ENDED JANUARY 31,:
  1997           0.60%             0.88%          2.75%            2.47%
  1996           0.61%             0.88%          3.09%            2.82%
  1995           0.62%             0.90%          2.33%            2.05%
  1994           0.63%             0.94%          1.76%            1.45%
  1993           0.63%             0.94%          2.21%            1.90%
  1992 (6)       0.61%*            0.88%*         3.44%*           3.17%*

Amounts designated as " -- " are either $0 or have been rounded to $0.
 *   Annualized.
**   Total return does not reflect the sales charge.
(6)  Commenced operations on June 25, 1991.

          The following information replaces the third paragraph under "GENERAL INFORMATION -- Description of HighMark & Its Shares" on page 40 of the prospectus:

         HighMark believes that as of April 21, 1997, there was no person who owned of record or beneficially more than 25% of the Retail Shares of the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, or the California Tax- Free Money Market Fund.

                                 HIGHMARK FUNDS

                           HIGHMARK FIXED INCOME FUNDS

                           INTERMEDIATE-TERM BOND FUND
                                    BOND FUND
                           GOVERNMENT SECURITIES FUND

                                FIDUCIARY SHARES

--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                       FOR THE HIGHMARK FIXED INCOME FUNDS
------------------------------------------------------------------------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

      In the section entitled "FINANCIAL HIGHLIGHTS" on page 7 of the prospectus, after the third sentence, the following sentence is inserted:

      Financial highlights for the Bond Fund for the period from August 1, 1996 through January 31, 1997 are unaudited.

      At the end of the second paragraph, the following information is inserted:

      The second and third tables below set forth certain financial information with respect to the Fiduciary Shares of the Intermediate-Term Bond Fund and the Government Securities Fund. Upon reorganizing as funds of HighMark Funds on April 28, 1997, Stepstone Intermediate-Term Bond Fund became HighMark Intermediate-Term Bond Fund and Stepstone Government Securities Fund became HighMark Government Securities Fund. Financial highlights through January 31, 1997 represent Institutional Class Shares (now Fiduciary Shares) of Stepstone Intermediate-Term and Stepstone Government Securities Funds, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

      The tables on pages 8 and 9 of the prospectus are replaced with the following tables:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds

For a Share Outstanding Throughout the Period or Year


                                   BOND FUND

[HIGHMARK LOGO]

                              FINANCIAL HIGHLIGHTS

                                            FOR THE                                          YEAR
                                           SIX MONTHS       YEAR ENDED      YEAR ENDED       ENDED
                                         ENDED JANUARY 31,   JULY 31,        JULY 31,      JULY 31,
                                              1997            1996            1995          1994(b)
                                         -----------------  ---------       ---------      ---------
                                            FIDUCIARY       FIDUCIARY       FIDUCIARY      FIDUCIARY
                                            ---------       ---------       ---------      ---------
                                           (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.....................    $ 10.23         $ 10.38         $ 10.11        $ 11.13
                                            ---------       ---------       ---------      ---------
INVESTMENT ACTIVITIES
 Net investment income...................    $  0.29            0.66            0.64           0.63
 Net realized and unrealized gains
   (losses) on investments...............       0.19           (0.16)           0.27          (0.97)
                                            ---------       ---------       ---------      ---------
   Total from Investment Activities......       0.48            0.50            0.91          (0.34)
                                            ---------       ---------       ---------      ---------
DISTRIBUTIONS
 From net investment income..............      (0.30)          (0.65)          (0.64)         (0.63)
 From net realized gains.................         --              --              --          (0.01)
 In excess of net realized gains.........         --              --              --          (0.04)
                                            ---------       ---------       ---------      ---------
   Total Distributions...................       0.30           (0.65)          (0.64)         (0.68)
                                            ---------       ---------       ---------      ---------
NET ASSET VALUE, END OF PERIOD...........    $ 10.41         $ 10.23         $ 10.38        $ 10.11
                                            ==========      ==========      ==========     ==========
Total Return (excludes sales charges)....       4.74%(e)        4.81%           9.43%         (3.14)%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000).......    $61,925         $60,374         $59,758        $64,185
 Ratio of expenses to average net
   assets................................       0.88%(d)        0.89%           0.92%          0.86%
 Ratio of net investment income to
   average net assets....................       6.02%(d)        6.10%           6.35%          6.11%
 Ratio of expenses to average net
   assets*...............................       1.59%(d)        1.61%           1.64%          1.37%
 Ratio of net investment income to
   average net assets*...................       5.31%(d)        5.38%           5.62%          5.60%
 Portfolio turnover(f)...................       5.73%          20.88%          36.20%         44.33%


---------------

(b) On June 20, 1994, the Bond Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.

(d) Annualized.

(e) Not annualized.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 * During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year



                                    INVESTMENT ACTIVITIES           DISTRIBUTIONS
                  NET          ------------------------------   ---------------------      NET                       NET
                 ASSET                          NET REALIZED                              ASSET                    ASSETS,
                 VALUE,           NET          AND UNREALIZED      NET                    VALUE,                     END
               BEGINNING       INVESTMENT       GAIN (LOSS)     INVESTMENT    CAPITAL      END         TOTAL      OF PERIOD
               OF PERIOD         INCOME        ON INVESTMENTS     INCOME       GAINS    OF PERIOD     RETURN        (000)
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------
INTERMEDIATE-TERM BOND FUND
-------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997            10.62            0.599           (0.460)         (0.595)        --        10.16        1.43%      150,411
 1996             9.67            0.609            0.951          (0.609)        --        10.62       16.58%      132,942
 1995            10.72            0.589           (1.034)         (0.590)     (0.015)       9.67       (4.11%)     109,848
 1994            10.57            0.598            0.352          (0.595)     (0.205)      10.72        9.22%      130,308
 1993            10.49            0.650            0.409          (0.636)     (0.343)      10.57       10.47%      112,806
 1992 (3)        10.00            0.750            0.603          (0.745)     (0.118)      10.49       14.05%       76,779


                                                                  RATIO OF
                               RATIO                          NET INVESTMENT
                             OF EXPENSES        RATIO OF         INCOME TO
                RATIO        TO AVERAGE      NET INVESTMENT      AVERAGE
             OF EXPENSES     NET ASSETS          INCOME          NET ASSETS      PORTFOLIO
              TO AVERAGE      EXCLUDING        TO AVERAGE         EXCLUDING      TURNOVER
              NET ASSETS     FEE WAIVERS       NET ASSETS        FEE WAIVERS       RATE
------------------------------------------------------------------------------------------
-------------------------------------
INTERMEDIATE-TERM BOND FUND
-------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997            0.67%          0.68%             5.93%             5.92%           106%
 1996            0.68%          0.68%             5.97%             5.97%           147%
 1995            0.71%          0.71%             5.89%             5.89%            95%
 1994            0.69%          0.69%             5.56%             5.56%            72%
 1993            0.67%          0.67%             6.16%             6.16%            88%
 1992 (3)        0.72%          0.75%             7.37%             7.34%           126%

Amounts designated as "--" are either $0 or have been rounded to $0.
(3)   Commenced operations on February 1, 1991.


                                    INVESTMENT ACTIVITIES           DISTRIBUTIONS
                  NET          ------------------------------   ---------------------      NET                       NET
                 ASSET                          NET REALIZED                              ASSET                    ASSETS,
                 VALUE,           NET          AND UNREALIZED      NET                    VALUE,                     END
               BEGINNING       INVESTMENT       GAIN (LOSS)     INVESTMENT    CAPITAL      END         TOTAL      OF PERIOD
               OF PERIOD         INCOME        ON INVESTMENTS     INCOME       GAINS    OF PERIOD     RETURN        (000)
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------
GOVERNMENT SECURITIES FUND
-------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997             9.94            0.524           (0.505)         (0.520)        --         9.44        0.34%       51,382
 1996             9.07            0.556            0.870          (0.556)        --         9.94       16.16%       46,725
 1995 (9)        10.00            0.491           (0.950)         (0.475)        --         9.07       (4.49%)      32,178


                                                                  RATIO OF
                               RATIO                          NET INVESTMENT
                             OF EXPENSES        RATIO OF         INCOME TO
                RATIO        TO AVERAGE      NET INVESTMENT      AVERAGE
             OF EXPENSES     NET ASSETS          INCOME          NET ASSETS      PORTFOLIO       AVERAGE
              TO AVERAGE      EXCLUDING        TO AVERAGE         EXCLUDING      TURNOVER      COMMISSION
              NET ASSETS     FEE WAIVERS       NET ASSETS        FEE WAIVERS       RATE          RATE(A)
---------------------------------------------------------------------------------------------------------
-------------------------------------
GOVERNMENT SECURITIES FUND
-------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997            0.74%          0.74%             5.59%             5.59%           186%          n/a
 1996            0.75%          0.75%             5.89%             5.89%           239%          n/a
 1995 (9)        0.75%          0.75%             5.46%             5.46%           184%          n/a

Amounts designated as "--" are either $0 or have been rounded to $0.
(A) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(9)  Commenced operations on February 1, 1994.

      The following information replaces the third paragraph under "GENERAL INFORMATION -- Description of HighMark & Its Shares" on page 24 of the prospectus:

         HighMark believes that as of April 21, 1997, Union Bank of California (475 Sansome Street, Post Office Box 45000, San Francisco, CA 94104) was the Shareholder of record of 90.40% of the Fiduciary Shares of the Bond Fund. As of April 21, 1997, the Intermediate-Term Bond Fund and the Government Securities Fund had not yet commenced operations in HighMark.

                                 HIGHMARK FUNDS

                           HIGHMARK FIXED INCOME FUNDS

                           INTERMEDIATE-TERM BOND FUND
                                    BOND FUND


                                  RETAIL SHARES


--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                       FOR THE HIGHMARK FIXED INCOME FUNDS
--------------------------------------------------------------------------------


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

      In the section entitled "FINANCIAL HIGHLIGHTS" on page 7 of the prospectus, after the third sentence, the following sentence is inserted:

      Financial highlights for the Bond Fund for the period from August 1, 1996 through January 31, 1997 are unaudited.

      At the end of the second paragraph, the following information is inserted:

      The second table below sets forth certain financial information with respect to the Retail Shares of the Intermediate-Term Bond Fund. Upon reorganizing as a fund of HighMark Funds on April 28, 1997, Stepstone Intermediate-Term Bond Fund became HighMark Intermediate-Term Bond Fund. Financial highlights through January 31, 1997 represent Investment Class Shares (now Retail Shares) of Stepstone Intermediate-Term Bond Fund, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

      The table on page 8 of the prospectus is replaced with the following tables:

                                   BOND FUND

[HIGHMARK LOGO]

                              FINANCIAL HIGHLIGHTS

                                               FOR THE
                                              SIX MONTHS
                                          ENDED JANUARY 31,        YEAR ENDED         YEAR ENDED
                                                 1997             JULY 31, 1996      JULY 31, 1995
                                          -----------------       -------------      --------------
                                              INVESTOR               INVESTOR           INVESTOR
                                              --------               --------           --------
                                              (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.....................      $10.15                 $10.29             $10.04
                                              --------               --------           --------
INVESTMENT ACTIVITIES
 Net investment income...................      $ 0.27                   0.69               0.66
 Net realized and unrealized gains
   (losses) on investments...............        0.20                  (0.18)              0.23
                                              --------               --------           --------
   Total from Investment Activities......        0.47                   0.51               0.89
                                              --------               --------           --------
DISTRIBUTIONS
 From net investment income..............       (0.30)                 (0.65)             (0.64)
 From net realized gains.................          --                     --                 --
 In excess of net realized gains.........          --                     --                 --
                                              --------               --------           --------
   Total Distributions...................       (0.30)                 (0.65)             (0.64)
                                              --------               --------           --------
NET ASSET VALUE, END OF PERIOD...........      $10.32                 $10.15             $10.29
                                              =========              ========           =========
Total Return (excludes sales charges)....        4.68%(e)               4.95%              9.29%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000).......      $  926                 $1,157             $  558
 Ratio of expenses to average net
   assets................................        0.88%(d)               0.89%              0.92%
 Ratio of net investment income to
   average net assets....................        6.03%(d)               6.10%              6.29%
 Ratio of expenses to average net
   assets*...............................        1.84%(d)               1.85%              1.89%
 Ratio of net investment income to
   average net assets*...................        5.07%(d)               5.14%              5.32%
 Portfolio turnover(f)...................        5.73%                 20.88%             36.20%

                                            JUNE 20,        YEAR
                                             1994 TO       ENDED
                                            JULY 31,      JULY 31,
                                           1994(a)(b)       1993
                                           -----------    --------
                                            INVESTOR      INVESTOR
                                           -----------    --------

NET ASSET VALUE,
 BEGINNING OF PERIOD.....................    $ 10.12      $ 11.02
                                               -----      --------
INVESTMENT ACTIVITIES
 Net investment income...................       0.07         0.70
 Net realized and unrealized gains
   (losses) on investments...............      (0.05)        0.35
                                               -----      --------
   Total from Investment Activities......       0.02         1.05
                                               -----      --------
DISTRIBUTIONS
 From net investment income..............      (0.10)       (0.70)
 From net realized gains.................         --        (0.24)
 In excess of net realized gains.........         --           --
                                               -----      --------
   Total Distributions...................      (0.10)       (0.94)
                                               -----      --------
NET ASSET VALUE, END OF PERIOD...........    $ 10.04      $ 11.13
                                           ===========    =========
Total Return (excludes sales charges)....      (3.81)%(c)   10.07%
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000).......    $     7      $33,279
 Ratio of expenses to average net
   assets................................       0.99%(d)     0.93%
 Ratio of net investment income to
   average net assets....................       5.77%(d)     6.41%
 Ratio of expenses to average net
   assets*...............................       2.96%(d)     1.55%
 Ratio of net investment income to
   average net assets*...................       3.80%(d)     5.79%
 Portfolio turnover(f)...................      44.33%       58.81%

---------------
(a) Period from commencement of operations.

(b) On June 20, 1994, the Bond Fund commenced offering Investor Shares and designated existing shares as Fiduciary Shares.

(c) Represents total return for the Fiduciary shares for the period from August 1, 1993 to June 19, 1994, plus the total return for the Investor Shares for the period from June 20, 1994 to July 31, 1994.

(d) Annualized.

(e) Not annualized.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 * During the period, certain expenses were voluntarily reduced. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year



                                    INVESTMENT ACTIVITIES           DISTRIBUTIONS
                  NET          ------------------------------   ---------------------      NET                       NET
                 ASSET                          NET REALIZED                              ASSET                    ASSETS,
                 VALUE,           NET          AND UNREALIZED      NET                    VALUE,                     END
               BEGINNING       INVESTMENT       GAIN (LOSS)     INVESTMENT    CAPITAL      END         TOTAL      OF PERIOD
               OF PERIOD         INCOME        ON INVESTMENTS     INCOME       GAINS    OF PERIOD     RETURN        (000)
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------
INTERMEDIATE-TERM BOND FUND
-------------------------------------
 INVESTMENT CLASS (**)
 FOR THE YEARS ENDED JANUARY 31,:
 1997            10.61            0.602           (0.462)         (0.595)        --        10.16        1.54%        5,213
 1996             9.67            0.609            0.940          (0.609)        --        10.61       16.48%        6,417
 1995            10.72            0.589           (1.034)         (0.590)     (0.015)       9.67       (4.11%)       6,645
 1994            10.57            0.615            0.335          (0.595)     (0.205)      10.72        9.23%        9,308
 1993 (11)       10.49            0.609            0.450          (0.636)     (0.343)      10.57       10.59%*       2,897


                                                                  RATIO OF
                               RATIO                          NET INVESTMENT
                             OF EXPENSES        RATIO OF         INCOME TO
                RATIO        TO AVERAGE      NET INVESTMENT      AVERAGE
             OF EXPENSES     NET ASSETS          INCOME          NET ASSETS      PORTFOLIO
              TO AVERAGE      EXCLUDING        TO AVERAGE         EXCLUDING      TURNOVER
              NET ASSETS     FEE WAIVERS       NET ASSETS        FEE WAIVERS       RATE
------------------------------------------------------------------------------------------
-------------------------------------
INTERMEDIATE-TERM BOND FUND
-------------------------------------
 INVESTMENT CLASS (**)
 FOR THE YEARS ENDED JANUARY 31,:
 1997            0.67%          1.08%             5.91%             5.50%           106%
 1996            0.68%          1.09%             5.99%             5.58%           147%
 1995            0.71%          1.11%             5.87%             5.47%            95%
 1994            0.69%          1.09%             5.51%             5.11%            72%
 1993 (11)       0.65%*         1.05%*            6.01%*            5.61%*           88%

Amounts designated as "--" are either $0 or have been rounded to $0.
*     Annualized.
**    Total return does not reflect the sales charge.
(11)  Commenced operations on February 3, 1992.

In the Section entitled "How To Purchase Shares" under the sub-heading Sales Charges, the following table replaces a similar table on page 18.

                                                      Sales Charge as
                            Sales Charge as a           Appropriate           Commission as
                              Percentage of          Percentage of Net        Percentage of
Amount of Purchase           Offering Price           Amount Invested         Offering Price
------------------          ------------------       -----------------        --------------
          0-$24,999                       3.00%                   3.09%                 2.70%
    $25,000-$49,999                       2.50%                   2.56%                 2.25%
    $50,000-$99,999                       2.00%                   2.04%                 1.80%
  $100,000-$249,999                       1.50%                   1.52%                 1.35%
  $250,000-$999,999                       1.00%                   1.01%                 0.90%
$1,000,000 and Over                       0.00%*                  0.00%                 0.00%


------------
* A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.


      The following information replaces the third paragraph under "GENERAL INFORMATION -- Description of HighMark & Its Shares" on page 31 of the prospectus:

      HighMark believes that as of April 21, 1997, there was no person who owned of record or beneficially more than 25% of the Retail Shares of the Bond Fund. As of April 21, 1997, the Intermediate-Term Bond Fund had not yet commenced operations in HighMark.

                                 HIGHMARK FUNDS

                             HIGHMARK BALANCED FUND


                                FIDUCIARY SHARES

--------------------------------------------------------------------------------

      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                         FOR THE HIGHMARK BALANCED FUND

--------------------------------------------------------------------------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.


         The following information replaces the information relating to the HighMark Balanced Fund under "FINANCIAL HIGHLIGHTS" on page 5 of the prospectus:

         The table below sets forth certain financial information with respect to the Fiduciary Shares of the Balanced Fund. Upon reorganizing as a fund of HighMark Funds on April 28, 1997, Stepstone Balanced Fund became HighMark Balanced Fund. Financial highlights through January 31, 1997 represent Institutional Class Shares (now Fiduciary Shares) of Stepstone Balanced Fund, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year

                                    INVESTMENT ACTIVITIES              DISTRIBUTIONS
                     NET        -----------------------------     ----------------------        NET                      NET
                    ASSET                       NET REALIZED                                   ASSET                    ASSETS
                    VALUE           NET        AND UNREALIZED         NET                      VALUE                     END
                  BEGINNING     INVESTMENT       GAIN (LOSS)      INVESTMENT     CAPITAL        END         TOTAL     OF PERIOD
                  OF PERIOD       INCOME       ON INVESTMENTS       INCOME        GAINS      OF PERIOD     RETURN       (000)
                  ---------     ----------     --------------     ----------     -------     ---------     ------     ---------
-------------
BALANCED FUND
-------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31:
 1997               13.92          0.422            1.699           (0.409)      (0.595)        15.04      16.30%      307,531
 1996               11.45          0.415            2.831           (0.417)      (0.362)        13.92      28.93%      233,878
 1995               12.21          0.390           (0.756)          (0.391)      (0.003)        11.45      (2.95%)     167,434
 1994               11.50          0.394            0.928           (0.391)      (0.221)        12.21      11.79%      152,189
 1993               11.15          0.413            0.543           (0.408)      (0.198)        11.50       8.86%      100,474
 1992(3)            10.00          0.471            1.250           (0.465)      (0.106)        11.15      17.69%       67,098

                                                                        RATIO OF
                                      RATIO                          NET INVESTMENT
                                  OF EXPENSES        RATIO OF           INCOME TO
                      RATIO        TO AVERAGE     NET INVESTMENT         AVERAGE
                  OF EXPENSES      NET ASSETS         INCOME           NET ASSETS       PORTFOLIO       AVERAGE
                   TO AVERAGE      EXCLUDING        TO AVERAGE          EXCLUDING       TURNOVER      COMMISSION
                   NET ASSETS     FEE WAIVERS       NET ASSETS         FEE WAIVERS         RATE         RATE(A)
                  -----------     -----------     --------------     --------------     ---------     ----------
-------------
BALANCED FUND
-------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31:
 1997                0.79%           0.79%             3.48%               3.48%           27%           .0604
 1996                0.80%           0.80%             3.20%               3.20%           26%            n/a
 1995                0.80%           0.80%             3.41%               3.41%           48%            n/a
 1994                0.69%           0.79%             3.35%               3.25%           49%            n/a
 1993                0.69%           0.79%             3.72%               3.62%           68%            n/a
 1992(3)             0.78%           0.91%             4.44%               4.31%           56%            n/a

--------------------
(A) Average commission rate paid per share for securitiy purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

(3) Commenced operations on February 1, 1991.

         The following information replaces the third paragraph under "GENERAL INFORMATION -Description of HighMark & Its Shares" on page 20 of the prospectus:

         HighMark believes that as of April 21, 1997 Union Bank of California (475 Sansome Street, Post Office Box 45000, San Francisco, CA 94104) was the Shareholder of record of 97.88% of the Fiduciary Shares of the Balanced Fund.

                                 HIGHMARK FUNDS

                             HIGHMARK BALANCED FUND


                                  RETAIL SHARES

--------------------------------------------------------------------------------

      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                         FOR THE HIGHMARK BALANCED FUND

--------------------------------------------------------------------------------

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.


         The following information replaces the information relating to the HighMark Balanced Fund under "FINANCIAL HIGHLIGHTS" on page 6 of the prospectus:

         The table below sets forth certain financial information with respect to the Retail Shares of the Balanced Fund. Upon reorganizing as a fund of HighMark Funds on April 28, 1997, Stepstone Balanced Fund became HighMark Balanced Fund. Financial highlights through January 31, 1997 represent the Investment Class Shares (now Retail Shares) of Stepstone Balanced Fund, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds

For a Share Outstanding Throughout the Period or Year



                   NET                                                                   NET
                  ASSET                      NET REALIZED                               ASSET
                  VALUE,         NET        AND UNREALIZED       NET                    VALUE,
                BEGINNING     INVESTMENT     GAIN (LOSS)      INVESTMENT    CAPITAL      END         TOTAL
                OF PERIOD       INCOME      ON INVESTMENTS      INCOME       GAINS     OF PERIOD     RETURN
--------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
INVESTMENT CLASS (**)
FOR THE YEARS ENDED JANUARY 31,:

1997            13.91           0.464           1.706           (0.455)      (0.595)      15.03      16.04%
1996            11.45           0.406           2.825           (0.406)      (0.362)      13.91      28.73%
1995            12.21           0.393          (0.758)          (0.392)      (0.003)      11.45      (2.95%)
1994            11.50           0.397           0.925           (0.391)      (0.221)      12.21      11.79%
1993(10)        11.30           0.092           0.404           (0.098)      (0.198)      11.50       4.45%*


                                                                                 RATE OF
                                                 RATIO                        NET INVESTMENT
                  NET                         OF EXPENSES       RATIO OF        INCOME TO
                ASSETS,         RATIO         TO AVERAGE     NET INVESTMENT      AVERAGE
                  END        OF EXPENSES      NET ASSETS        INCOME         NET ASSETS        PORTFOLIO       AVERAGE
               OF PERIOD      TO AVERAGE      EXCLUDING       TO AVERAGE        EXCLUDING        TURNOVER       COMMISSION
                 (000)        NET ASSETS     FEE WAIVERS      NET ASSETS       FEE WAIVERS         RATE          RATE(A)
--------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
INVESTMENT CLASS (**)
FOR THE YEARS ENDED JANUARY 31,:
1997            8,833           1.04%            1.19%          3.22%             3.07%              27%          0.0604
1996            8,422           0.89%            1.20%          3.12%             2.81%              26%            n/a
1995            7,128           0.79%            1.19%          3.41%             3.01%              48%            n/a
1994            7,292           0.69%            1.19%          3.26%             2.76%              19%            n/a
1993(10)          425           0.60%*           1.10%*         3.20%*            2.70%*             68%            n/a

(A) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

(10) Commenced operations on November 13, 1992.


*    Annualized.

**   Total return does not reflect the sales charge.


         In the Section entitled "How To Purchase Shares" under the sub-heading Sales Charges, the following table replaces a similar table on page 16.

                                                        SALES CHARGE AS
                                  SALES CHARGE AS A       APPROPRIATE       COMMISSION AS
                                    PERCENTAGE OF      PERCENTAGE OF NET    PERCENTAGE OF
AMOUNT OF PURCHASE                  OFFERING PRICE      AMOUNT INVESTED     OFFERING PRICE
------------------                -----------------    -----------------    --------------
          0-$49,999..........            4.50%                4.71%               4.05%
    $50,000-$99,999..........            4.00%                4.17%               3.60%
  $100,000-$249,999..........            3.50%                3.63%               3.15%
  $250,000-$499,999..........            2.50%                2.56%               2.25%
  $500,000-$999,999..........            1.50%                1.52%               1.35%
$1,000,000 and Over..........            0.00%*               0.00%               0.00%

---------
* A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.


         The following information replaces the third paragraph under "GENERAL INFORMATION -Description of HighMark & Its Shares" on page 29 of the prospectus:

         HighMark believes that as of April 21, 1997 there was no person who owned of record or beneficially more than 25% of the Retail Shares of the Balanced Fund.

                                 HIGHMARK FUNDS

                       HIGHMARK INTERNATIONAL EQUITY FUND


                                FIDUCIARY SHARES

--------------------------------------------------------------------------------

      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                      FOR THE HIGHMARK MONEY MARKET FUNDS

--------------------------------------------------------------------------------


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.


      The following information is inserted into the prospectus on page 5:

                              FINANCIAL HIGHLIGHTS

         The table below sets forth certain financial information with respect to the Fiduciary Shares of the International Equity Fund. Upon reorganizing as a fund of HighMark Funds on April 28, 1997, Stepstone International Equity Fund became HighMark International Equity Fund. Financial highlights through January 31, 1997 represent the Institutional Class Shares (now Fiduciary Shares) of Stepstone International Equity Fund, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Stepstone Funds
For a Share Outstanding Throughout the Period or Year


                        INVESTMENT ACTIVITIES           DISTRIBUTIONS
             NET      ---------------------------    -------------------       NET                    NET
            ASSET                   NET REALIZED                              ASSET                 ASSETS,        RATIO
            VALUE,        NET      AND UNREALIZED        NET                  VALUE,                  END       OF EXPENSES
          BEGINNING   INVESTMENT    GAIN (LOSS)      INVESTMENT  CAPITAL       END        TOTAL    OF PERIOD     TO AVERAGE
          OF PERIOD     INCOME     ON INVESTMENTS      INCOME     GAINS     OF PERIOD     RETURN     (000)       NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997      37.49        0.220        (0.965)         (0.812)    (1.416)      34.52       (2.14)%    46,373         1.18%
  1996 (15) 33.51        0.447         4.084          (0.446)    (0.105)      37.49       13.56%     44,188         1.16%


                                                  RATIO OF
              RATIO                            NET INVESTMENT
           OF EXPENSES         RATIO OF          INCOME TO
           TO AVERAGE       NET INVESTMENT        AVERAGE
           NET ASSETS           INCOME           NET ASSETS        PORTFOLIO     AVERAGE
            EXCLUDING         TO AVERAGE          EXCLUDING         TURNOVER    COMMISSION
           FEE WAIVERS        NET ASSETS         FEE WAIVERS          RATE       RATE (A)
------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  INSTITUTIONAL CLASS
  FOR THE YEARS ENDED JANUARY 31,:
  1997       1.28%              0.60%              0.50%               29%        0.0235
  1996 (15)  1.36%              1.31%              1.11%               21%          n/a

(A) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

(15)     Commenced operations on February 1, 1995.

                                 HIGHMARK FUNDS

              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND


                                 RETAIL SHARES

--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
          FOR THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

The following information is inserted into the prospectus on page 7:


                              FINANCIAL HIGHLIGHTS

        The table below sets forth certain financial information with respect to the Retail Shares of the California Intermediate Tax-Free Bond Fund. Upon reorganizing as a fund of HighMark Funds on April 28, 1997, Stepstone California Intermediate Tax-Free Bond Fund became HighMark California Intermediate Tax-Free Bond Fund. Financial highlights through January 31, 1997 represent the Investment Class Shares (now Retail Shares) of Stepstone California Intermediate Tax-Free Bond Fund, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds

For a Share Outstanding Throughout the Period or Year



                                    INVESTMENT ACTIVITIES           DISTRIBUTIONS
                  NET          ------------------------------   ---------------------      NET                       NET
                 ASSET                          NET REALIZED                              ASSET                    ASSETS,
                 VALUE,           NET          AND UNREALIZED      NET                    VALUE,                     END
               BEGINNING       INVESTMENT       GAIN (LOSS)     INVESTMENT    CAPITAL      END         TOTAL      OF PERIOD
               OF PERIOD         INCOME        ON INVESTMENTS     INCOME       GAINS    OF PERIOD     RETURN        (000)
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
-------------------------------------------
 INVESTMENT CLASS (**)
 FOR THE YEARS ENDED JANUARY 31,:
 1997             9.84            0.458           (0.112)         (0.442)        --         9.74        3.62%       5,791
 1996             8.94            0.470            0.918          (0.487)        --         9.84       15.84%       4,266
 1995            10.03            0.439           (1.077)         (0.452)        --         8.94       (6.33%)      4.882
 1994 (14)       10.00            0.115            0.020          (0.105)        --        10.03        4.67%*      2,830


                                                                  RATIO OF
                               RATIO                          NET INVESTMENT
                             OF EXPENSES        RATIO OF         INCOME TO
                RATIO        TO AVERAGE      NET INVESTMENT      AVERAGE
             OF EXPENSES     NET ASSETS          INCOME          NET ASSETS      PORTFOLIO
              TO AVERAGE      EXCLUDING        TO AVERAGE         EXCLUDING      TURNOVER
              NET ASSETS     FEE WAIVERS       NET ASSETS        FEE WAIVERS       RATE
------------------------------------------------------------------------------------------
-------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
-------------------------------------------
 INVESTMENT CLASS (**)
 FOR THE YEARS ENDED JANUARY 31,:
 1997            0.20%          1.25%             4.69%             3.64%             6%
 1996            0.23%          1.12%             4.93%             4.04%            30%
 1995            0.50%          1.12%             4.92%             4.30%            22%
 1994 (14)       0.50%*         1.13%*            4.26%*            3.63%*           19%

Amounts designated as "--" are either $0 or have been rounded to $0.
*     Annualized.
**    Total return does not reflect the sales charge.
(14)  Commenced operations on October 15, 1993.

        In the Section entitled "How to Purchase Shares" under the sub-heading Sales Charges, the following table replaces a similar table on page 15.


                                              Sales Charge as
                         Sales Charge as a    Appropriate          Commission as
                         Percentage of        Percentage of Net    Percentage of
 Amount of Purchase      Offering Price       Amount Invested      Offering Price
-------------------      -----------------    -----------------    --------------
          0-$24,999                3.00%                 3.09%              2.70%
    $25,000-$49,999                2.50%                 2.56%              2.25%
    $50,000-$99,999                2.00%                 2.04%              1.80%
  $100,000-$249,999                1.50%                 1.52%              1.35%
  $250,000-$999,999                1.00%                 1.01%              0.90%
$1,000,000 and over                0.00%*                0.00%              0.00%

----------------
* A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

                                 HIGHMARK FUNDS

              HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                                FIDUCIARY SHARES


--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                      FOR THE HIGHMARK MONEY MARKET FUNDS
--------------------------------------------------------------------------------


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

      The following information is inserted into the prospectus on page 5:

                              FINANCIAL HIGHLIGHTS

      The table below sets forth certain financial information with respect to the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund. Upon reorganizing as a fund of HighMark Funds on April 28, 1997, Stepstone California Intermediate Tax-Free Bond Fund became HighMark California Intermediate Tax-Free Bond Fund. Financial highlights through January 31, 1997 represent the Institutional Class Shares (now Fiduciary Shares) of Stepstone California Intermediate Tax-Free Bond Fund, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds

For a Share Outstanding Throughout the Period or Year

                                    INVESTMENT ACTIVITIES           DISTRIBUTIONS
                  NET          ------------------------------   ---------------------      NET                       NET
                 ASSET                          NET REALIZED                              ASSET                    ASSETS,
                 VALUE,           NET          AND UNREALIZED      NET                    VALUE,                     END
               BEGINNING       INVESTMENT       GAIN (LOSS)     INVESTMENT    CAPITAL      END         TOTAL      OF PERIOD
               OF PERIOD         INCOME        ON INVESTMENTS     INCOME       GAINS    OF PERIOD     RETURN        (000)
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997             9.85            0.430           (0.078)         (0.442)        --         9.76        3.72%        7,435
 1996             8.95            0.518            0.873          (0.487)        --         9.85       15.83%        4,196
 1995            10.04            0.460           (1.098)         (0.452)        --         8.95       (6.33%)      12,793
 1994(14)        10.00            0.117            0.028          (0.105)        --        10.04        5.01%*      22,197

                                                                  RATIO OF
                               RATIO                          NET INVESTMENT
                             OF EXPENSES        RATIO OF         INCOME TO
                RATIO        TO AVERAGE      NET INVESTMENT      AVERAGE
             OF EXPENSES     NET ASSETS          INCOME          NET ASSETS      PORTFOLIO
              TO AVERAGE      EXCLUDING        TO AVERAGE         EXCLUDING      TURNOVER
              NET ASSETS     FEE WAIVERS       NET ASSETS        FEE WAIVERS       RATE
------------------------------------------------------------------------------------------
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997            0.20%          0.85%             4.69%             4.04%             6%
 1996            0.24%          0.71%             4.97%             4.50%            30%
 1995            0.50%          0.72%             4.84%             4.62%            22%
 1994(14)        0.50%*         0.73%*            4.31%*            4.08%*           19%

Amounts designated as "--" are either $0 or have been rounded to $0.
*     Annualized.
(14)  Commenced operations on October 15, 1993.

                                 HIGHMARK FUNDS

                      HIGHMARK CONVERTIBLE SECURITIES FUND


                                FIDUCIARY SHARES


--------------------------------------------------------------------------------
      SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MARCH 28, 1997
                      FOR THE HIGHMARK MONEY MARKET FUNDS
--------------------------------------------------------------------------------


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

        The following information is inserted into the prospectus on page 5:


                              FINANCIAL HIGHLIGHTS

        The table below sets forth certain financial information with respect to the Fiduciary Shares of the Convertible Securities Fund. Upon reorganizing as a fund of HighMark Funds on May 1, 1997, Stepstone Convertible Securities Fund became HighMark Convertible Securities Fund. Financial highlights through January 31, 1997 represent the Institutional Class Shares (now Fiduciary Shares) of Stepstone Convertible Securities Fund, and have been derived from financial statements audited by Arthur Andersen LLP, independent auditors for the Stepstone Funds, whose report thereon is included in the 1997 Annual Report for the Stepstone Funds, and incorporated by reference into the Statement of Additional Information.

        For a Share Outstanding Throughout the Period or Year

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Stepstone Funds

For a Share Outstanding Throughout the Period or Year


                                    INVESTMENT ACTIVITIES           DISTRIBUTIONS
                  NET          ------------------------------   ---------------------      NET                       NET
                 ASSET                          NET REALIZED                              ASSET                    ASSETS,
                 VALUE,           NET          AND UNREALIZED      NET                    VALUE,                     END
               BEGINNING       INVESTMENT       GAIN (LOSS)     INVESTMENT    CAPITAL      END         TOTAL      OF PERIOD
               OF PERIOD         INCOME        ON INVESTMENTS     INCOME       GAINS    OF PERIOD     RETURN        (000)
----------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CONVERTIBLE SECURITIES FUND
-------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997            10.43            0.376            1.423          (0.378)     (0.270)      11.58       17.72%       21,129
 1996             9.08            0.407            1.350          (0.404)        --        10.43       19.67%       16,668
 1995(9)         10.00            0.354           (0.930)         (0.343)        --         9.08       (5.83%)      10,297


                                                                  RATIO OF
                               RATIO                          NET INVESTMENT
                             OF EXPENSES        RATIO OF         INCOME TO
                RATIO        TO AVERAGE      NET INVESTMENT      AVERAGE
             OF EXPENSES     NET ASSETS          INCOME          NET ASSETS      PORTFOLIO      AVERAGE
              TO AVERAGE      EXCLUDING        TO AVERAGE         EXCLUDING      TURNOVER      COMMISSION
              NET ASSETS     FEE WAIVERS       NET ASSETS        FEE WAIVERS       RATE         RATE(A)
---------------------------------------------------------------------------------------------------------
-------------------------------------
CONVERTIBLE SECURITIES FUND
-------------------------------------
 INSTITUTIONAL CLASS
 FOR THE YEARS ENDED JANUARY 31,:
 1997            0.85%          0.85%             3.47%             3.47%            89%      0.0640
 1996            0.85%          0.85%             4.14%             4.14%            46%         N/A
 1995(9)         0.85%          0.85%             3.87%             3.87%            36%         N/A

Amounts designated as "--" are either $0 or have been rounded to $0.
(A) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(9) Commenced operations on February 1, 1994.

                                 HIGHMARK FUNDS

--------------------------------------------------------------------------------
                      SUPPLEMENT, DATED MAY 1, 1997, TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 28, 1997
--------------------------------------------------------------------------------


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

         CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE
                      STATEMENT OF ADDITIONAL INFORMATION

        In the section entitled "Miscellaneous," all of the information from the seventh paragraph to the end of that section, on pages 72 through 79, is replaced with the following:

        As of April 21, 1997, HighMark believes that the trustees and officers of HighMark, as a group, owned less than one percent of the Shares of any Fund of HighMark. As of April 21, 1997, HighMark believes that Union Bank of California was the shareholder of record of 85.36% of the Fiduciary Shares of the Growth Fund, 74.09% of the Fiduciary Shares of the Income Equity Fund, 97.91% of the Fiduciary Shares of the Balanced Fund, 88.27% of the Fiduciary Shares of the Bond Fund, 97.10% of the Fiduciary Shares of the U.S. Government Money Market Fund, 98.84% of the Fiduciary Shares of the Diversified Money Market Fund, 99.23% of the Fiduciary Shares of the 100% U.S. Treasury Money Market Fund and substantially all of the Fiduciary Shares of the California Tax-Free Money Market Fund. As of April 21, 1997, HighMark believes that Union Bank of California had voting power with respect to 45.5% of the Growth Fund Fiduciary Shares, 35.9% of the Income Equity Fund Fiduciary Shares, 39% of the Balanced Fund Fiduciary Shares, 64% of the Bond Fund Fiduciary Shares, 17% of the Diversified Money Market Fund Fiduciary Shares, 9.5% of the 100% U.S. Treasury Money Market Fund Fiduciary Shares, and 33% of the California Tax-Free Money Market Fund Fiduciary Shares.

         The table below indicates each additional person known by HighMark to own beneficially 5% or more of the Shares of the following Funds of HighMark as of April 21, 1997:

                          5% or More Beneficial Owners
                          ----------------------------

                                                                                              Percent of
                                                                                              Beneficial
Name and Address                                                                               Ownership
----------------                                                                               ---------

                                   Growth Fund
                                   -----------

                                  Retail Shares
                                  -------------
National Financial Services                                                                          5.51%
Corporation for the Exclusive
Benefit of Our Customers and
IRA of John A. Dito
550 S. Hope St. 2000
Los Angeles, CA  90071

National Financial Services                                                                          5.88%
Corporation for the Exclusive
Benefit of Our Customers and
Douglas S. Querin
4228 SW Selling Court
Portland, OR  97221

National Financial Services                                                                          7.26%
Corporation for the Exclusive
Benefit of Our Customers and
IRA of John A. Dito
550 S. Hope St. 2000
Los Angeles, CA  90071


                                Fiduciary Shares
                                ----------------

Union Bank of California, N.A.                                                                      85.36%
Lane & Co Reinvest
Attn Kathleen Heilman
P. O. Box 109
San Diego, CA  92112




                               Income Equity Fund
                               ------------------
                                  Retail Shares
                                  -------------

National Financial Services                                                                         10.19%
Corporation for the Exclusive
Benefit of Our Customers and
Richard W. Killion
c/o Killion Industries
2811 La Mirada Dr.
Vista, CA  92083

                                Fiduciary Shares
                                ----------------


Union Bank of California N.A.                                                                       57.90%
Lane & Co Reinvest
Attn Kathleen Heilman
P.O. Box 109
San Diego, CA  92112


Union Bank of California N.A.                                                                       16.19%
Lane & Co Cash
Attn Fund Accounting
P.O. Box 109
San Diego, CA  92112



                                  Balanced Fund
                                  -------------
                                  Retail Shares
                                  -------------






National Financial Services                                                                         34.60%
Corporation for the Exclusive
Benefit of Our Customers and
John F. Roach
587 Perugia Way
Los Angeles, CA  90077

National Financial Services                                                                          7.59%
Corporation for the Exclusive
Benefit of Our Customers and
Yoko Fujii, Trustee
Tadashi Yoko Fujii
1405 Lamont Ave.
Thousand Oaks, CA  91362

National Financial Services                                                                          5.71%
Corporation for the Exclusive Benefit
of Our Customers
Union Bank of California
Union Bank of California TTEE
c/o UBOC Seoul Branch 12th Floor
1 Chongro 1-KA Chongro-Ku
Korea Republic of South Korea

National Financial Services                                                                          5.55%
Corporation for the Exclusive
Benefit of Our Customers
Rose J. Arbanas
Richard E. Arbanas
JTWROS
634 Powell Street #48
San Francisco, CA  94108

                                Fiduciary Shares
                                ----------------

Union Bank of California N.A.                                                                       97.88%
Lane & Co Reinvest
Attn Kathleen Heilman
P.O. Box 109
San Diego, CA  92112



                                    Bond Fund
                                    ---------
                                  Retail Shares
                                  -------------

National Financial Services                                                                         23.12%
Corporation for the Exclusive
Benefit of Our Customers and
Mildred Walsh
Stephanie McGowan
3701 E. Valley St.
Seattle, WA  98112

National Financial Services                                                                          6.30%
Corporation for the Exclusive
Benefit of Our Customers and
Union Bank of California, Cust.
IRA of Charles L. Masingill
2218 Windward Lane
Newport, CA  92660

National Financial Services                                                                          5.78%
Corporation for the Exclusive
Benefit of Our Customers and
Wallace Allred
Norma Allred
2250 N. Broadway, No. 48
Escondido, CA  92026

National Financial Services                                                                          6.18%
Corporation for the Exclusive
Benefit of Our Customers and
Union Bank of California, Cust.
IRA of James Harris
1212 Christian Valley Rd.
Auburn, CA  95602


National Financial Services                                                                          8.03%
Corporation for the Exclusive
Benefit of Our Customers and
Union Bank of California, Cust.
Frederick V. Betts
800 Financial Center
1215 Fourth Ave.
Seattle, WA  98161

National Financial Services                                                                          5.80%
Corporation for the Exclusive
Benefit of Our Customers and
Marla J. Arata
7801 Oakmont Drive
Modesto, CA  95356

National Financial Services Corporation                                                              5.91%
for the Exclusive Benefit of Our Customers and
C. Dan Hunter
Irene W. Hunter
9335 N.E. 30th Street
Bellevue, WA  98004

                                Fiduciary Shares
                                ----------------

Union Bank of California N.A.                                                                       57.60%
Lane & Co Reinvest
Attn Kathleen Heilman
P.O. Box 109
San Diego, CA  92112

Union Bank of California N.A.                                                                       32.08%
Lane & Co CASH
Attn Fund Accounting
P.O. Box 109
San Diego, CA  92112



                          Diversified Money Market Fund
                          -----------------------------
                                  Retail Shares
                                  -------------



National Financial Services                                                                         99.33%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908


                                Fiduciary Shares
                                ----------------


Union Bank of California, NA                                                                        84.76%
Lane & Co Cash
Attn Fund Accounting
P.O. BOX 85602
San Diego, CA  92186-5602

Union Bank of California, NA                                                                        14.08%
Lane & Co Reinvest
Attn Kathleen Heilman
P.O. BOX 109
San Diego, CA  92112


                        U.S. Government Money Market Fund
                        ---------------------------------
                                  Retail Shares
                                  -------------

National Financial Services                                                                         88.53%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908

City of Compton                                                                                      5.54%
Sewer Bond
205 S. Willowbrook Ave.
Compton, CA  90220



                                Fiduciary Shares
                                ----------------

Union Bank of California, N.A.                                                                      97.10%
Lane & Co CASH
Attn Fund Accounting
P.O. Box 85602
San Diego, CA  92186





                      100% U.S. Treasury Money Market Fund
                      ------------------------------------

                                  Retail Shares
                                  -------------

National Financial Services                                                                         99.93%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908


                                Fiduciary Shares
                                ----------------

UNION BANK of California, NA                                                                        83.23%
LANE & CO CASH
ATTN FUND ACCOUNTING
P.O. BOX 85602
SAN DIEGO, CA 92186-5602

UNION BANK of California, NA                                                                        16.00%
LANE & CO REINVEST
ATTN KATHLEEN HEILMAN
P.O. BOX 109
SAN DIEGO, CA  92112


                      California Tax-Free Money Market Fund
                      -------------------------------------

                                  Retail Shares
                                  -------------

National Financial Services                                                                         96.97%
Corporation for the Exclusive
Benefit of Our Customers
Church Street Station
P.O. Box 3908
New York, NY  10008-3908



                                Fiduciary Shares
                                ----------------

 Union Bank of California, NA                                                                       99.10%
 Lane & Co Cash
 Attn Fund Accounting
 P.O. Box 85602
 San Diego, CA  92112


         No person other than Union Bank of California and the beneficial owners listed above own as of record more than 5% of the Fiduciary or Retail Shares of a Fund.

        In the section entitled "Independent Auditors' Report for HighMark Funds," beginning on page 87 the following is inserted;

        The unaudited financial statements of HighMark Funds as of and for the six-month period ending January 31, 1997 are incorporated herein by reference from HighMark's Semi-Annual Report dated January 31, 1997, which Semi-Annual Report has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the Securities and Exchange Commission. The report of Arthur Andersen LLP, independent accountants, and the audited financial statements of the Stepstone Funds for the year ended January 31, 1997, are incorporated herein by reference from the Annual Report of the Stepstone Funds dated January 31, 1997, which Annual Report has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the Securities and Exchange Commission. Copies of such Semi-Annual Report and Annual Report may be obtained without charge by writing the Distributor, SEI Financial Services Company, at Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884.

PART C.           OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      Financial Statements:

                           Included in Part A:

                           --       Certain Financial Information.

                           Included in Part B:

                           -- Report of Independent Certified Public Accountants for HighMark Funds at July 31, 1996.

                                    --       Statements of Assets and
                                             Liabilities for HighMark Funds at
                                             July 31, 1996.

                                    --       Statements of Operations for
                                             HighMark Funds for the year ended
                                             July 31, 1996.

                                    --       Statements of Changes in Net Assets
                                             for HighMark Funds for the year
                                             ended July 31, 1996.

                                    --       Schedules of Portfolio Investments
                                             for HighMark Funds at July 31,
                                             1996.

                                    --       Notes to Financial Statements for
                                             HighMark Funds dated July 31, 1996.

                                    --       Financial Highlights for HighMark
                                             Funds for the year ended July 31,
                                             1996. All required financial
                                             statements are included in Part B
                                             hereof. All other financial
                                             statements and schedules are
                                             inapplicable.


                           The following financial statements have been incorporated into the Statement of Additional Information by reference to Highmark's Semi-Annual Report to Shareholders, dated January 31, 1997:



                                    --       Statements of Assets and
                                             Liabilities for Highmark Funds at
                                             January 31, 1997 (unaudited)

                                    --       Statements of Operations for
                                             Highmark Funds for the six months
                                             ended January 31, 1997 (unaudited)



                                    --       Statements of Changes in Net Assets
                                             for Highmark Funds for the six
                                             months ended January 31, 1997
                                             (unaudited)



                                    --       Schedules of Portfolio Investments
                                             for Highmark Funds at January 31,
                                             1997 (unaudited)



                                    --       Notes to Financial Statements for
                                             Highmark Funds dated January 31,
                                             1997 (unaudited)



                                    --       Financial Highlights for Highmark
                                             Funds for the six months ended
                                             January 31, 1997 (unaudited)




                           The following financial statements have been incorporated into the Statement of Additional Information by reference to the Annual Report of the Stepstone Funds, dated January 31, 1997:



                                    --       Statement of Net Assets for
                                             Stepstone Funds at January 31,
                                             1997

                                    --       Statement of Operations for
                                             Stepstone Funds at January 31,
                                             1997

                                    --       Statement of Changes in Net Assets
                                             for Stepstone Funds at January 31,
                                             1997

                                    --       Financial Highlights for Stepstone
                                             Funds at January 31, 1997

                                    --       Notes to Financial Statements
                                             for Stepstone Funds dated
                                             January 31, 1997


                  (b)      Exhibits:

                           (1)      (a)      Declaration of Trust, dated
                                             March 10, 1987, is incorporated by
                                             reference to Exhibit (1)(a) of
                                             Pre-Effective Amendment No. 1
                                             (filed May 15, 1987) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (b)      Amendment to Declaration of Trust,
                                             dated April 13, 1987, is
                                             incorporated by reference to
                                             Exhibit (1)(b) of Pre-Effective
                                             Amendment No. 1 (filed May 15,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (c)      Amendment to Declaration of Trust,
                                             dated July 13, 1987, is
                                             incorporated by reference to
                                             Exhibit (1)(c) of Pre-Effective
                                             Amendment No. 2 (filed July 24,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (d)      Amendment to Declaration of Trust,
                                             dated July 30, 1987, is
                                             incorporated by reference to
                                             Exhibit (1)(d) of Pre-Effective
                                             Amendment No. 3 (filed July 31,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (e)      Amendment to Declaration of Trust,
                                             dated October 18, 1996, is
                                             incorporated by reference to
                                             Exhibit (1)(e) of Post-Effective
                                             Amendment No. 18 (filed November 8,
                                             1996) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (f)      Amendment to Declaration of Trust,
                                             dated December 4, 1996, is
                                             incorporated by reference to
                                             Exhibit (1)(f) of Post-Effective
                                             Amendment No. 19 (filed December
                                             13, 1997) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                           (2)      (a)      Amended and Restated Code of
                                             Regulations, dated June 5, 1991, is
                                             incorporated by reference to
                                             Exhibit 2 of Post-Effective
                                             Amendment No. 7 (filed September
                                             30, 1991) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (b)      Amendment to Amended and Restated
                                             Code of Regulations, dated December
                                             4, 1991, is incorporated by
                                             reference to Exhibit 2(b) of
                                             Post-Effective Amendment No. 8
                                             (filed September 30, 1992) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                           (3)               None.

                           (4)               None.

                           (5)      (a)      Investment Advisory Agreement
                                             between Registrant and Union Bank
                                             of California, N.A., dated as of
                                             April 1, 1996 (the "Investment
                                             Advisory Agreement"), is
                                             incorporated by reference to
                                             Exhibit 5 of Post-Effective
                                             Amendment No. 18 (filed November 8,
                                             1996) to Registrant's Registration
                                             Statement on Form N-1A.


                                    (b)      Form of Amended and Restated
                                             Schedule A to the Investment
                                             Advisory Agreement is filed
                                             herewith.



                           (6) Distribution Agreement between the Registrant and SEI Financial
                                             Services Company is incorporated by
                                             reference to Exhibit 6 of
                                             Post-Effective Amendment No. 20
                                             (filed February 25, 1997) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                           (7)              None.


                           (8)      (a)      Custodian Agreement between
                                             Registrant and The Bank of
                                             California, N.A., dated as of
                                             December 23, 1991, as amended as of
                                             September 15, 1992 (the "Custodian
                                             Agreement"), is incorporated by
                                             reference to Exhibit 8 of
                                             Post-Effective Amendment No. 8
                                             (filed September 30, 1992) to
                                             Registrant's Registration Statement
                                             on Form N-1A.


                                    (b)      Form of Amended and Restated
                                             Schedule A to the Custodian
                                             Agreement is filed herewith.



                           (9)      (a)      Administration Agreement
                                             between Registrant and SEI Fund
                                             Resources incorporated by reference
                                             to Exhibit 9(a) of Post-Effective
                                             Amendment No. 20 (filed February
                                             25, 1997) to Registrant's
                                             Registration Statement on Form
                                             N-1A.


                                    (b)      Form of Sub-Administration
                                             Agreement between SEI Fund
                                             Resources and Union Bank of
                                             California, N.A. is incorporated by
                                             reference to Exhibit 9(e) of
                                             Post-Effective Amendment No. 19
                                             (filed December 13, 1996) to
                                             Registrant's Registration Statement
                                             on Form N-1A.


                                    (c)      Transfer Agency and Service
                                             Agreement between the Registrant
                                             and State Street Bank and Trust
                                             Company is incorporated by
                                             reference to Exhibit 9(c) of Post-
                                             Effective Amendment No. 20 (filed
                                             February 25, 1997) to Registrant'S
                                             Registration Statement on Form
                                             N-1A.


                                    (d)      Form of Shareholder Service
                                             Provider Agreement for the
                                             Registrant is incorporated by
                                             reference to Exhibit 9(n) of
                                             Post-Effective Amendment No. 19
                                             (filed December 13, 1996) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (e)      Form of Shareholder Service Plan
                                             for the Registrant is incorporated
                                             by reference to Exhibit 9(q) of
                                             Post-Effective Amendment No. 19
                                             (filed December 13, 1996) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                     (10) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.


                     (11)(a) Consent of Deloitte & Touche LLP is filed herewith.

                     (11)(b) Consent of Coopers & Lybrand L.L.P, is filed herewith.


                     (11)(c) Consent of Arthur Andersen, LLP is filed herewith.



                     (11)(d)        Consent of Ropes & Gray, is filed herewith.


                     (12)           None.

                     (13)           None.

                     (14)           None.

                     (15)  (a)      Registrant's Distribution and
                                    Shareholder Services Plan relating to the Money Market Funds is incorporated by reference to Exhibit 15(a) of Post-Effective
                                    Amendment No. 6 (filed September 27, 1990) to Registrant's Registration Statement on
                                    Form N-1A.

                           (b) Form of Servicing Agreement With Respect to Distribution Assistance and Shareholder Services used in connection with Registrant's Distribution and Shareholder Services Plan relating to the Money Market Funds is incorporated by reference to
                                    Exhibit 15(b) of Post-Effective Amendment
                                    No. 6 (filed September 27, 1990) to
                                    Registrant's Registration Statement on Form
                                    N-1A.

                           (c) Form of Servicing Agreement With Respect to Shareholder Services used in connection with Registrant's Distribution and Shareholder Services Plan relating to the Money Market Funds, is incorporated by reference to
                                    Exhibit 15(c) of Post-Effective Amendment
                                    No. 8 (filed September 30, 1992) to
                                    Registrant's Registration Statement on Form
                                    N-1A.

                           (d) Registrant's Distribution and Shareholder Services Plan relating to the Income Funds, the Equity Funds and the Municipal Funds is incorporated by reference to Exhibit

                                    15(d) of Post-Effective Amendment No. 13
                                    (filed April 11, 1994) to the Registrant's
                                    Registration Statement on Form N-1A.

                           (e) Form of amended and restated Schedule A to the Distribution and Shareholder Services Plan relating to the Income Funds, the Equity Funds and the Municipal Funds is incorporated by reference to Exhibit 15(c) of Post-Effective Amendment No. 14 (filed June 17, 1994) to Registrant's Registration Statement on Form N-1A.

                  (16)     (a)      Performance Calculation Schedules
                                    concerning: the seven-day yield and
                                    effective yield of the Class A and Class B
                                    Shares of the U.S. Government Obligations
                                    Fund, the Diversified Obligations Fund, the
                                    100% U.S. Treasury Obligations Fund, the
                                    Tax-Free Fund, and the California Tax-Free
                                    Fund; the seven-day tax-equivalent yield and tax-equivalent effective yield of the Class
                                    A and Class B Shares of the Tax-Free Fund and the California Tax-Free Fund; and the average annual total return of the Income
                                    Equity Fund and Bond Fund for the one-year, five-year, and inception-to-date periods are incorporated by reference to Exhibit 16 of Post-Effective Amendment No. 6 (filed
                                    September 27, 1990) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Yield Calculation Schedules concerning the seven-day tax-equivalent yield and tax-equivalent effective yield (for California and Oregon income tax purposes) of the Class A and Class B Shares of the 100% U.S. Treasury Obligations Fund are incorporated by reference to Exhibit 16(b) of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant's Registration Statement on Form N-1A.

                           (c)      Performance Calculation Schedules
                                    concerning: (i) the seven-day and thirty-day yield and effective yield of the Class A and Class B Shares of the U.S. Government Money Market Fund, the Diversified Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund; (ii) the seven-day and thirty-day tax-equivalent yield (using a Federal income tax rate of 31%) and tax-equivalent effective yield (using a Federal income tax rate of 31%) of the Class A and Class B Shares of the California Tax-Free Fund;
                                    (iii) the seven-day and thirty-day
                                    tax-equivalent yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) and tax-equivalent effective yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) of the Class A and Class B Shares of the California Tax-Free Fund; (iv) the average annual total return of the Class A and Class B Shares of the U.S. Government Money Market Fund, the Diversified Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund for the one-year, three-year and inception-to-date periods and the aggregate total return of the Class A and Class B Shares of each such Fund for the year-to-date, quarterly and monthly periods;
                                    (v) the thirty-day yield of the Bond Fund;
                                    (vi) the average annual total return of the Bond Fund and the Income Equity Fund for the one-year, three-year, five-year and inception-to-date periods and the aggregate total return of each such Fund for the year-to-date, quarterly and monthly periods; and (vii) the distribution rate (excluding and including capital gains) over a twelve-month period for the Bond Fund and Income Equity Fund, are incorporated by reference to Exhibit 16(c) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                           (17)     Financial Data Schedules.

                           (18) Multiple Class Plan for HighMark Funds adopted by the Board of Trustees on March 20, 1996 is incorporated by reference to
                                    Exhibit 18 of Post-Effective Amendment No.
                                    17 (filed March 29, 1996) to Registrant's
                                    Registration Statement on Form N-1A.

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


                  As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES

                  As of April 21, 1997, the number of record holders of the following series of Shares were:

                                                                   NUMBER OF
TITLE OF SERIES                                                  RECORD HOLDERS
---------------                                                  --------------
U.S. Government Money Market Fund
  Retail Shares                                                           13
  Fiduciary Shares                                                         5
Diversified Money Market Fund
  Retail Shares                                                           47
  Fiduciary Shares                                                        11
100% U.S. Treasury Money Market Fund
  Retail Shares                                                           10
  Fiduciary Shares                                                         5
California Tax-Free Money Market Fund
  Retail Shares                                                           19
  Fiduciary Shares                                                         8
Income Equity Fund
  Retail Shares                                                          774
  Fiduciary Shares                                                     3,309
Bond Fund
  Retail Shares                                                          153
  Fiduciary Shares                                                       571
Income and Growth Fund
  Retail Shares                                                           73
  Fiduciary Shares                                                        87
Growth Fund
  Retail Shares                                                          332
  Fiduciary Shares                                                       657
Government Bond Fund
  Retail Shares                                                           74
  Fiduciary Shares                                                        19
Balanced Fund
  Retail Shares                                                           67
  Fiduciary Shares                                                        86
Value Momentum Fund
  Retail Shares                                                            0
  Fiduciary Shares                                                         0
Blue Chip Growth Fund

  Retail Shares                                                         0
  Fiduciary Shares                                                      0
Emerging Growth Fund
  Retail Shares                                                         0
  Fiduciary Shares                                                      0
International Equity Fund
  Fiduciary Shares                                                      0
Intermediate-Term Bond Fund
  Retail Shares                                                         0
  Fiduciary Shares                                                      0
Government Securities Fund
  Retail Shares                                                         0
  Fiduciary Shares                                                      0
Convertible Securities Fund
  Fiduciary Shares                                                      0
California Intermediate Tax-Free Bond Fund
  Retail Shares                                                         0
  Fiduciary Shares                                                      0

ITEM 27.          INDEMNIFICATION

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit 6(a) hereto,
                  Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as
                  Exhibit 5 hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto,
                  Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and
                  Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  Pacific Alliance Capital Management, a division of Union Bank of California, N.A. (the "Advisor"), performs investment advisory services for Registrant. Union Bank of California, N.A. ("Union Bank of California") offers a wide range of commercial and trust management services to its clients in California, Oregon, and Washington and around the world. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

                  To the knowledge of Registrant, none of the directors or officers of Union Bank of California, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of The Bank of California also hold positions with UnionBanCal Corporation, the Bank of Tokyo-Mitsubishi and/or the Bank of Tokyo-Mitsubishi's other subsidiaries.

                  Listed below are the directors and certain principal executive officers of Union Bank of California, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                         UNION BANK OF CALIFORNIA, N.A.

POSITION
WITH UNION
BANK OF                                          PRINCIPAL                                 TYPE OF
CALIFORNIA        NAME                           OCCUPATION                                BUSINESS
----------        ----                           ----------                                --------
Director          Alexander D. Calhoun, Esquire  Of Counsel                                Law Firm
                                                 Graham & James
                                                 One Maritime Plaza, Suite 300
                                                 San Francisco, CA 94111

Director          Richard D. Farman              President, Chief Operating Officer
                                                 and Director
                                                 Pacific Enterprises
                                                 555 W. Fifth Street, 29th Floor
                                                 Los Angeles, CA 90013

Director          Stanley F. Farrar,             Partner                                   Law Firm
                    Esquire                      Sullivan & Cromwell
                                                 12th Floor
                                                 444 So. Flower St.
                                                 Los Angeles, CA  90071

Director and      Roy A. Henderson               UnionBanCal Corporation                   Banking
  Vice Chairman                                  Union Bank of California
                                                 400 California Street
                                                 San Francisco, CA 94145

Director          Herman E. Gallegos             Independent Management Consultant         Independent Management
                                                 95 Kings Road                             Consultant
                                                 Brisbane, CA 94005

Director          Jack L. Hancock                EVP (retired)
                                                 Pacific Bell

Vice Chairman     Richard C. Hartnack            UnionBanCal Corporation                   Banking
                                                 Union Bank of California, NA
                                                 445 S. Figueroa Street, 38th Floor
                                                 Los Angeles, CA 90071

Director          Hon. Harry W. Low              (retired) Judicial Arbitration & Mediation
                                                 Services, Inc.
                                                 2 Embarcadero, Suite 1100
                                                 San Francisco, CA 94111

Director          Dr. Mary S. Metz               Dean, University Extension                Education
                                                 University of California
                                                 2223 Fulton Street
                                                 Berkeley, CA 94720

POSITION
WITH UNION
BANK OF                                                PRINCIPAL                                 TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                BUSINESS
----------              ----                           ----------                                --------
Director                Raymond E. Miles               Professor, Haas School                    Education
                                                        of Business
                                                       University of California
                                                       350 Barrows Hall
                                                       Berkeley, CA 94720

Vice Chairman of the    Takahiro Moriguchi             UnionBanCal Corporation                   Banking
  Board and Chief                                      Union Bank of California, NA
  Financial Officer                                    350 California Street, 12th Floor
                                                       San Francisco, CA  94104-1476

Director                Shin Nakahara                  Chief Executive Officer                   Banking
                                                       North American Headquarters
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       1251 Avenue of the Americas, 14th Floor
                                                       New York, NY 10020

Director                J. Fernando Niebla             Chairman & CEO                            Computer Software
                                                       Infotec Commercial Systems                and Hardware
                                                       3100 S. Harbor Blvd.
                                                       Suite 260
                                                       Santa Ana, CA 94704

Director,               Minoru Noda                    UnionBanCal Corporation                   Banking
  Vice-Chairman and                                    Union Bank of California
  Chief Credit Officer                                 400 California Street
                                                       San Francisco, CA 94145

Deputy Chairman of      Hiroo Nozawa                   UnionBanCal Corporation                   Banking
  the Board and                                        Union Bank of California
  Chief Operating                                      400 California Street
  Officer                                              San Francisco, CA  94145

Director                Sidney R. Peterson             Retired Chairman and Chief
                                                       Executive Officer
                                                       Getty Oil Company

Director                Carl W. Robertson,             Managing Director                         Real Estate and
                          Esquire                      Warland Investments                       Investment
                                                       Company                                   Management
                                                       Suite 300                                 Company
                                                       1299 Ocean Avenue
                                                       Santa Monica, CA 90401

Director                Charles R. Scott               Chairman and                              Corporate
                                                       Chief Executive Officer                     Investor
                                                       Leadership Centers USA
                                                       365 King Road, N.W.
                                                       Atlanta, GA 30342

POSITION
WITH UNION
BANK OF                                                PRINCIPAL                                 TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                BUSINESS
----------              ----                           ----------                                --------
Director                Paul W. Steere,                Partner                                   Law Firm
                          Esquire                      Bogle & Gates
                                                       Two Union Square
                                                       601 Union Street
                                                       Seattle, WA 98101-2322


Director                Henry T. Swigert               Chairman of the Board                     Equipment
                                                       ESCO Corporation                            Manufacturing
                                                       2141 NW 25th Avenue
                                                       Portland, OR 97210

Director                Yuji Taniguchi                 General Manager                           Banking
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       Los Angeles Branch
                                                       777 S. Figueroa Street, Suite 600
                                                       Los Angeles, CA 90017

Director                Tsuneo Wakai                   Chairman                                  Banking
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       7-1, Marunouchi 2-chome
                                                       Chiyoda-ku
                                                       Tokyo 100, Japan

Vice Chairman of the    Robert M. Walker               UnionBanCal Corporation                   Banking
  Board                                                Union Bank of California, NA
                                                       350 California Street, 12th Floor
                                                       San Francisco, CA  94104-1476

Director                Dr. Blenda J. Wilson           President                                 Education
                                                       California State University
                                                       Northridge
                                                       18111 Nordhoff Street
                                                       Northridge, CA 91330

Chairman of the         Tamotsu Yamaguchi              UnionBanCal Corporation                   Banking
  Board                                                Union Bank of California, NA
                                                       445 S. Figueroa Street
                                                       Los Angeles, CA 90071

Director                Shota Yasuda                   General Manager                           Banking
                                                       North American Planning Division
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       1251 Avenue of the Americas, 14th Floor
                                                       New York, NY 10020

POSITION
WITH UNION
BANK OF                                                PRINCIPAL                                 TYPE OF
CALIFORNIA              NAME                           OCCUPATION                                BUSINESS
----------              ----                           ----------                                --------
Director, President     Kanetaka Yoshida               UnionBanCal Corporation                   Banking
  and Chief Executive                                  Union Bank of California, NA
  Officer                                              350 California Street, 12th Floor
                                                       San Francisco, CA  94104-1476

Director                Kenji Yoshizawa                Deputy President                          Banking
                                                       The Bank of Tokyo-Mitsubishi, Ltd.
                                                       7-1, Marunouchi 2-chome
                                                       Chiyoda-ku
                                                       Tokyo 100, Japan

Executive               Peter R. Butcher               c/o Union Bank of California              Banking
  Vice President                                       400 California Street
  and Chief                                            San Francisco, CA
  Credit Officer                                       94145

Executive               David W. Ehlers                c/o Union Bank of California              Banking
  Vice President                                       400 California Street
  and Chief                                            San Francisco, CA
  Financial Officer                                    94145

Executive               Michael Spilsbury              c/o Union Bank of California              Banking
  Vice President                                       400 California Street
                                                       San Francisco, CA 94145

Executive               Magan C. Patel                 c/o Union Bank of California              Banking
  Vice President                                       400 California Street
                                                       San Francisco, CA 94145

Executive Vice          Charles Pedersen               c/o Union Bank of California              Banking
  President                                            400 California Street
                                                       San Francisco, CA 94145

Executive Vice          Philip Wexler                  c/o Union Bank of California              Banking
  President                                            400 California Street
                                                       San Francisco, CA 94145

Executive Vice          Don Brunell                    c/o Union Bank of California              Banking
  President                                            400 California Street
                                                       San Francisco, CA 94145

ITEM 29.          PRINCIPAL UNDERWRITER

                  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

                  Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

                  SEI Daily Income Trust                 July 15, 1982

                  SEI  Liquid Asset Trust                November 29, 1982
                  SEI Tax Exempt Trust                   December 3, 1982
                  SEI Index Funds                        July 10, 1985
                  SEI Institutional Managed Trust        January 22, 1987
                  SEI International Trust                August 10, 1988
                  Stepstone Funds                        January 30, 1991
                  The Pillar Funds                       February 28, 1992
                  CUFUND                                 May 1, 1992
                  STI Classic Funds                      May 29, 1992
                  CoreFunds, Inc.                        October 30, 1992
                  First American Funds, Inc.             November 1, 1992
                  First American Investment Funds, Inc.  November 1, 1992
                  The Arbor Fund                         January 28, 1993
                  1784 Funds (R)                         June 1, 1993
                  The PBHG Funds, Inc.                   July 16, 1993
                  Marquis Funds (R)                      August 17, 1993
                  Morgan Grenfell Investment Trust       January 3, 1994
                  The Achievement Funds Trust            December 27, 1994
                  Bishop Street Funds                    January 27, 1995
                  CrestFunds, Inc.                       March 1, 1995
                  STI Classic Variable Trust             August 18, 1995
                  ARK Funds                              November 1, 1995
                  Monitor Funds                          January 11, 1996
                  PMB Funds, Inc.                        March 1, 1996
                  SEI Asset Allocation Trust             April 1, 1996
                  Turner Funds                           April 30, 1996
                  SEI Institutional Investment Trust     June 14, 1996
                  First American Strategy Funds, Inc.    October 1, 1996

                  Armada Funds                           March 8, 1997

                  SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                        Position and Office                Positions and Offices
Name                    With Underwriter                   With Registrant
----                    -------------------                ---------------------
Alfred P. West, Jr.     Director, Chairman & Chief                  --
                          Executive Officer
Henry H. Greer          Director, President & Chief                 --
                          Operating Officer
Carmen V. Romeo         Director, Executive Vice                    --
                          President and Treasurer
Gilbert L. Beehover     Executive Vice President                    --
Richard B. Lieb         Executive Vice President,                   --
                          President-Investment Services
                          Division
Leo J. Dolan, Jr.       Senior Vice President                       --
Carl A. Guarino         Senior Vice President                       --
Jerome Hickey           Senior Vice President                       --
Larry Hutchison         Senior Vice President                       --
Steven Kramer           Senior Vice President                       --
David G. Lee            Senior Vice President              President and Chief
                                                             Executive Officer
William Madden          Senior Vice President                       --
Jack May                Senior Vice President                       --
A. Keith McDowell       Senior Vice President                       --
Dennis J. McGonigle     Senior Vice President                       --
Hartland J. McKeown     Senior Vice President                       --
Barbara J. Moore        Senior Vice President                       --
James V. Morris         Senior Vice President                       --
Steven Onofrio          Senior Vice President                       --
Kevin P. Robins         Senior Vice President,             Vice President,
                          General Counsel and               Secretary
                          Secretary
Robert Wagner           Senior Vice President                       --
Patrick K. Walsh        Senior Vice President                       --
Kenneth Zimmer          Senior Vice President                       --
Robert Aller            Vice President                              --
Marc H. Cahn            Vice President and Assistant       Vice President,
                          Secretary                          Secretary
Gordon W. Carpenter     Vice President                              --

Todd Cipperman          Vice President and Assistant       Vice President,
                          Secretary                          Assistant Secretary
Robert Crudup           Vice President and Managing                 --
                          Director
Ed Daly                 Vice President                              --
Jeff Drennen            Vice President                              --
Mick Duncan             Vice President and Team Leader              --
Vic Galef               Vice President and Managing                 --
                          Director
Kathy Heilig            Vice President                              --
Michael Kantor          Vice President                              --
Samuel King             Vice President                              --
Kim Kirk                Vice President & Managing
                          Director                                  --

                        Position and Office                Positions and Offices
Name                    With Underwriter                   With Registrant
----                    -------------------                ---------------------
Donald N. Korytowski    Vice President                              --
John Krzeminski         Vice President & Managing                   --
                          Director
Robert S. Ludwig        Vice President and Team Leader              --
Vicki Malloy            Vice President and Team Leader              --
Carolyn McLaurie        Vice President & Managing                   --
                          Director
W. Kelso Morrill        Vice President                              --
Barbara A. Nugent       Vice President & Assistant Secretary      Vice President,
                                                                   Assistant Secretary
Sandra K. Orlow         Vice President & Assistant Secretary      Vice President,
                                                                   Assistant Secretary
Donald Pepin            Vice President & Managing Director          --
Larry Pokora            Vice President                              --
Kim Rainey              Vice President                              --
Paul Sachs              Vice President                              --
Mark Samuels            Vice President & Managing Director          --
Steve Smith             Vice President                              --
Daniel Spaventa         Vice President                              --
Kathryn L. Stanton      Vice President & Assistant Secretary      Vice President,
                                                                   Assistant Secretary
Wayne M. Withrow        Vice President & Managing Director          --
William Zawaski         Vice President                              --
James Dougherty         Director of Brokerage Services              --


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to the Advisor's functions as investment adviser and Union Bank of California's functions as custodian and sub-transfer agent).

                  (2) SEI Fund Resources, Oaks, Pennsylvania 19456 (records relating to its functions as administrator and distributor).

                  (3) SEI Financial Services Company, Oaks, Pennsylvania 19456 (records relating to its function as distributor).

                  (4) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer agent).

                  (5) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 31.          MANAGEMENT SERVICES

                  None.

ITEM 32.          UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Amended and Restated Agreement and Declaration of Trust of HighMark Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the first day of May, 1997.


                                                   HighMark Funds


                                                   By: /S/ David G. Lee
                                                       ----------------
                                                       David G. Lee

                                                       President and
                                                       Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated:


Signature                         Capacity                   Date
---------                         --------                   ----
/s/ David G. Lee                  President and              May 1, 1997
------------------------------    Chief Executive Officer
David G. Lee

/s/ Robert DellaCroce             Comptroller and Chief      May 1, 1997
------------------------------     Financial Officer
Robert DellaCroce

/s/ Thomas L. Braje               Trustee                    May 1, 1997
------------------------------
Thomas L. Braje

/s/ David A. Goldfarb             Trustee                    May 1, 1997
------------------------------
David A. Goldfarb

/s/ Joseph C. Jaeger              Trustee                    May 1, 1997
------------------------------
Joseph C. Jaeger

/s/ Frederick J. Long             Trustee                    May 1, 1997
------------------------------
Frederick J. Long



*By:/s/ Martin E. Lybecker
    --------------------------
    Martin E. Lybecker
    Attorney-In-Fact

                                POWER OF ATTORNEY


         The undersigned, each being an Officer of HighMark Funds (the "Funds"), does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Francoise M. Haan, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of the Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of the Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                    CAPACITY                                        DATE
---------                    --------                                        ----



/s/ DAVID G. LEE             President and Chief Executive Officer          April 23, 1997
-------------------------
David G. Lee



/s/ ROBERT DELLACROCE        Controller and Chief Financial Officer         April 23, 1997
-------------------------
Robert DellaCroce



/s/ MARC H. CAHN             Vice President and Secretary                   April 23, 1997
-------------------------
Marc H. Cahn



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